As filed with the Securities and Exchange Commission on November 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill
President
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.8%
Consumer Discretionary - 7.9%
846,015	Discovery Communications, Inc. - Class A*	31,979,367
1,112,017	Discovery Communications, Inc. - Class C*	41,455,994
407,872	Fossil Group, Inc.*	38,299,181
1,254,257	Starbucks Corp.	94,646,233
		206,380,775
Consumer Staples - 12.4%
486,421	Costco Wholesale Corp.	60,958,280
1,147,578	Estee Lauder Companies, Inc.	85,747,028
1,045,077	Mead Johnson Nutrition Co.	100,557,309
2,022,745	Whole Foods Market, Inc.	77,086,812
		324,349,429
Energy - 9.9%
503,969	Core Laboratories NV	73,755,863
1,651,641	FMC Technologies, Inc.*	89,700,623
933,568	Schlumberger NV	94,934,530
		258,391,016
Financials - 4.6%
4,108,257	Charles Schwab Corp.	120,741,673
Health Care - 17.6%
665,799	Covance, Inc.*	52,398,381
1,067,173	DaVita HealthCare Partners, Inc.*	78,053,033
1,557,310	Express Scripts Holding Co.*	109,992,805
1,138,944	Gilead Sciences, Inc.*	121,240,589
210,206	Intuitive Surgical, Inc.*	97,077,335
		458,762,143
Industrials - 10.7%
1,169,674	Danaher Corp.	88,871,830
1,562,321	Fastenal Co.	70,148,213
679,726	Fluor Corp.	45,398,900
648,996	Stericycle, Inc.*	75,646,974
		280,065,917
Information Technology - 31.3%
502,805	Accenture PLC	40,888,103
803,953	Amphenol Corp.	80,282,746
597,185	ANSYS, Inc.*	45,188,989
961,049	Apple, Inc.	96,825,687
1,127,247	Cognizant Technology Solutions Corp.*	50,466,848
3,113,594	Genpact, Ltd.*	50,813,854
100,275	Google, Inc. - Class A*	59,002,813
100,275	Google, Inc. - Class C*	57,894,774
1,387,957	National Instruments Corp.	42,929,510
231,379	NetSuite, Inc.*	20,717,676
1,289,260	QUALCOMM, Inc.	96,397,970
1,321,479	Salesforce.com, Inc.*	76,024,687
475,834	Visa, Inc.	101,528,700
		818,962,357
Materials - 3.4%
780,095	Ecolab, Inc.	89,578,309
Total Common Stocks (Cost $1,953,649,308)		2,557,231,619

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
34,166,843	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	34,166,843
Total Short-Term Investments (Cost $34,166,843)		34,166,843

Total Investments - 99.1% (Cost $1,987,816,151)		2,591,398,462
Other Assets in Excess of Liabilities - 0.9%		22,865,233
NET ASSETS - 100.0%		$2,614,263,695

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$1,994,146,580
Gross unrealized appreciation	632,222,223
Gross unrealized depreciation	(34,970,341)
Net unrealized appreciation	$597,251,882

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$2,557,231,619	$-	$-
Short-Term Investments	34,166,843	$-	$-
Total Investments	$2,591,398,462	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.0%
Consumer Discretionary - 10.8%
191,025	Best Buy, Inc.	6,416,530
157,685	Coach, Inc.	5,615,163
129,079	GameStop Corp.	5,318,055
85,109	Garmin, Ltd.	4,424,817
167,546	Guess?, Inc.	3,680,985
		25,455,550
Energy - 14.6%
87,996	Canadian Natural Resources, Ltd.	3,417,765
164,605	ENSCO PLC	6,799,832
80,806	National Oilwell Varco, Inc.	6,149,337
68,341	Occidental Petroleum Corp.	6,570,987
54,105	Oceaneering International, Inc.	3,526,023
78,280	Schlumberger NV	7,960,293
		34,424,237
Financials - 23.7%
283,078	Charles Schwab Corp.	8,319,663
96,015	City National Corp.	7,265,455
143,745	Hartford Financial Services Group, Inc.	5,354,501
116,105	JPMorgan Chase & Co.	6,994,165
45,273	M&T Bank Corp.	5,581,708
113,825	Northern Trust Corp.	7,743,515
695,701	Regions Financial Corp.	6,984,838
208,301	SunTrust Banks, Inc.	7,921,687
		56,165,532
Health Care - 14.6%
80,910	Baxter International, Inc.	5,806,911
234,340	Hologic, Inc.*	5,701,492
84,550	Merck & Co., Inc.	5,012,124
59,680	Novartis AG ADR	5,617,678
96,315	Sanofi SA ADR	5,435,056
130,420	Teva Pharmaceutical Industries, Ltd. ADR	7,010,075
		34,583,336
Industrials - 6.9%
120,310	Joy Global, Inc.	6,561,708
128,830	Kennametal, Inc.	5,321,967
78,757	PACCAR, Inc.	4,479,304
		16,362,979
Information Technology - 21.6%
86,135	Apple, Inc.	8,678,101
56,465	Check Point Software Technologies, Ltd.*	3,909,637
297,730	Cisco Systems, Inc.	7,493,864
108,420	Informatica Corp.*	3,712,301
71,970	Microchip Technology, Inc.	3,399,143
108,245	Microsoft Corp.	5,018,238
155,397	NetApp, Inc.	6,675,855
101,747	Oracle Corp.	3,894,875
110,315	QUALCOMM, Inc.	8,248,253
		51,030,267
Materials - 5.8%
202,155	Freeport-McMoRan Copper & Gold, Inc.	6,600,361
205,670	Potash Corp. of Saskatchewan, Inc.	7,107,955
		13,708,316
Total Common Stocks (Cost $184,426,073)		231,730,217

Short-Term Investments - 2.0%
Money Market Funds - 2.0%
4,818,773	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	4,818,773
Total Short-Term Investments (Cost $4,818,773)		4,818,773

Total Investments - 100.0% (Cost $189,244,846)		236,548,990
Other Assets in Excess of Liabilities - 0.0%		61,907
NET ASSETS - 100.0%		$236,610,897

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$190,445,819
Gross unrealized appreciation		51,349,847
Gross unrealized depreciation		(5,246,676)
Net unrealized appreciation		$46,103,171

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$231,730,217	$-	$-
Short-Term Investments	4,818,773	$-	$-
Total Investments	$236,548,990	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.5%
Consumer Discretionary - 13.3%
194,106	Best Buy, Inc.	6,520,021
79,371	CarMax, Inc.*	3,686,783
86,378	Lowe's Companies, Inc.	4,571,124
18,410	Time Warner Cable, Inc.	2,641,651
59,584	TJX Companies, Inc.	3,525,585
66,950	Walt Disney Co.	5,960,558
		26,905,722
Consumer Staples - 1.4%
29,062	PepsiCo, Inc.	2,705,382
Energy - 8.3%
172,093	Kinder Morgan, Inc.	6,598,045
56,928	National Oilwell Varco, Inc.	4,332,221
59,558	Occidental Petroleum Corp.	5,726,502
		16,656,768
Financials - 19.4%
35,639	American Express Co.	3,119,838
121,686	Bank of America Corp.	2,074,746
64,259	Berkshire Hathaway, Inc.*	8,876,738
172,387	Charles Schwab Corp.	5,066,454
60,067	Franklin Resources, Inc.	3,280,259
75,017	JPMorgan Chase & Co.	4,519,024
250,985	Regions Financial Corp.	2,519,889
17,131	T. Rowe Price Group, Inc.	1,343,071
158,616	Wells Fargo Co.	8,227,412
		39,027,431
Health Care - 11.8%
49,849	Edwards Lifesciences Corp.*	5,092,075
96,480	Express Scripts Holding Co.*	6,814,382
34,960	Merck & Co., Inc.	2,072,429
83,824	Teva Pharmaceutical Industries, Ltd. ADR	4,505,540
44,367	Wellpoint, Inc.	5,307,181
		23,791,607
Industrials - 12.1%
114,558	Canadian National Railway Co.	8,129,036
11,709	Canadian Pacific Railway, Ltd.	2,429,266
34,102	Copa Holdings S.A.	3,658,804
14,140	NOW, Inc.*	429,997
80,322	Owens Corning	2,550,223
33,850	United Rentals, Inc.*	3,760,735
33,413	United Technologies Corp.	3,528,413
		24,486,474
Information Technology - 24.9%
50,615	Accenture PLC*	4,116,012
54,094	Apple, Inc.	5,449,970
59,022	eBay, Inc.*	3,342,416
7,139	Google, Inc. - Class A*	4,200,659
7,999	Google, Inc. - Class C*	4,618,303
13,454	International Business Machines Corp.	2,553,973
81,110	Mastercard, Inc.*	5,995,651
110,071	Microsoft Corp.	5,102,891
74,874	QUALCOMM, Inc.	5,598,329
43,456	Visa, Inc.	9,272,207
		50,250,411
Telecommunication Services - 1.3%
33,564	Crown Castle International Corp.	2,702,909
Total Common Stocks (Cost $143,287,201)		186,526,704

Warrants - 0.2%
20,000	Wells Fargo Co.*	403,000
Total Warrants (Cost $221,299)		403,000

Short-Term Investments - 7.5%
Money Market Funds - 7.5%
15,078,920	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	15,078,920
Total Short-Term Investments (Cost $15,078,920)		15,078,920

Total Investments - 100.2% (Cost $158,587,420)		202,008,624
Liabilities in Excess of Other Assets - (0.2)%		(320,885)
NET ASSETS - 100.0%		$201,687,739

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$158,638,421
Gross unrealized appreciation	44,588,388
Gross unrealized depreciation	(1,218,185)
Net unrealized appreciation	$43,370,203

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$186,526,704	$-	$-
Warrants	$403,000	$-	$-
Short-Term Investments	$15,078,920	$-	$-
Total Investments	$202,008,624	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.4%
Consumer Discretionary - 11.7%
88,442	ANN, Inc.*	3,637,619
81,315	Ascent Capital Group, Inc.*	4,895,163
122,199	Bright Horizons Family Solutions, Inc.*	5,139,690
24,599	CoStar Group, Inc.*	3,826,128
25,816	Harman International Industries, Inc.	2,531,001
276,210	HomeAway, Inc.*	9,805,455
109,866	Krispy Kreme Doughnuts, Inc.*	1,885,301
		31,720,357
Consumer Staples - 0.9%
26,667	PriceSmart, Inc.	2,283,762
3,240	Treehouse Foods, Inc.*	260,820
		2,544,582
Energy - 2.1%
1	Energy Transfer Partners, L.P.-	49
259,025	Helix Energy Solutions Group, Inc.*	5,714,092
		5,714,141
Financials - 5.8%
85,836	City National Corp.	6,495,210
88,831	ConnectOne Bancorp, Inc.	1,692,231
130,461	Prosperity Bancshares, Inc.	7,458,455
		15,645,896
Health Care - 11.9%
1,505	Acceleron Pharma, Inc.*	45,511
95,606	Charles River Laboratories International, Inc.*	5,711,502
77,554	Covance, Inc.*	6,103,500
122,576	Dyax Corp.*	1,240,469
102,373	Endologix, Inc.*	1,085,154
47,341	Henry Schein, Inc.*	5,513,806
37,266	IDEXX Laboratories, Inc.*	4,391,053
43,205	Incyte Corp.*	2,119,205
30,641	Receptos, Inc.*	1,903,113
64,566	Seattle Genetics, Inc.*	2,400,564
4,101	Ultragenyx Pharmaceutical, Inc.*	232,117
44,216	WuXi PharmaTech, Inc. ADR*	1,548,444
		32,294,438
Industrials - 25.1%
91,473	Advisory Board Company*	4,261,727
43,434	Colfax Corp.*	2,474,435
91,469	Corporate Executive Board Co.	5,494,543
169,739	DigitalGlobe, Inc.*	4,837,561
50,304	Esco Technologies, Inc.	1,749,573
43,859	Healthcare Services Group, Inc.	1,254,806
124,815	HEICO Corp.	5,828,860
86,939	Hexcel Corp.*	3,451,478
88,550	IDEX Corp.	6,408,364
203,823	Knight Transportation, Inc.	5,582,712
86,999	Landstar System, Inc.	6,280,458
137,450	Roadrunner Transportation Services Holdings, Inc.*	3,132,486
75,478	Team, Inc.*	2,861,371
13,500	United Rentals, Inc.*	1,499,850
213,291	Waste Connections, Inc.	10,348,879
57,458	Woodward, Inc.	2,736,150
		68,203,253
Information Technology - 35.8%
245,610	Applied Micro Circuits Corp.*	1,719,270
237,792	Aruba Networks, Inc.*	5,131,551
76,258	Blackbaud, Inc.	2,996,177
234,795	Broadridge Financial Solutions, Inc.	9,774,516
171,934	BroadSoft, Inc.*	3,617,491
61,032	Cavium, Inc.*	3,035,121
28,810	CommVault Systems, Inc.*	1,452,024
28,374	Concur Technologies, Inc.*	3,598,391
264,943	CoreLogic, Inc.*	7,172,007
20,587	Cvent, Inc.*	522,292
143,946	E2open, Inc.*	1,340,137
305,247	EXFO, Inc.*†	1,275,933
117,133	Fair Isaac Corp.	6,454,028
323,970	Genpact, Ltd.*	5,287,191
30,301	Global Payments, Inc.	2,117,434
125,041	Informatica Corp.*	4,281,404
184,969	Interactive Intelligence Group, Inc.*	7,731,704
158,615	MAXIMUS, Inc.	6,365,220
325,530	Pegasystems, Inc.	6,220,878
69,227	PROS Holdings, Inc.*	1,744,521
44,386	Riverbed Technology, Inc.*	823,139
204,757	Sapient Corp.*	2,866,598
74,735	Synchronoss Technologies, Inc.*	3,421,368
39,045	Ultimate Software Group, Inc.*	5,525,258
132,073	Xoom Corp.*	2,899,002
		97,372,655
Materials - 2.1%
76,651	Rockwood Holdings, Inc.	5,859,969
Total Common Stocks (Cost $183,229,560)		259,355,291

Private Placements - 0.9%
17,200	Greenspring Global Partners IV-B, L.P.*^†	2,326,657
64,769	Greenspring Global Partners V-B, L.P.*~†	83,850
Total Private Placements (Cost $937,657)		2,410,507

Short-Term Investments - 2.8%
Money Market Funds - 2.8%
7,546,624	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	7,546,624
Total Short-Term Investments (Cost $7,546,624)		7,546,624

Total Investments - 99.1% (Cost $191,713,841)		269,312,422
Other Assets in Excess of Liabilities - 0.9%		2,473,809
NET ASSETS - 100.0%		$271,786,231

ADR - American Depositary Receipt
* Non-Income Producing
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to September 2014 as part of a $2,000,000 capital commitment. At September 30, 2014, 1,720,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to September 2014 as part of a $100,000 capital commitment. At September 30, 2014, $64,769 of the capital commitment has been fulfilled by the Fund.

† All or a portion of this security is considered illiquid. At September 30, 2014, the total market value of securities considered illiquid was $3,110,584 or 1.1% of net assets.
# Annualized seven-day yield as of September 30, 2014.
-Fractional Share acquired in connection with merger of Energy Transfer Partners, L.P. and Susser Holdings Corp.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$193,425,531
Gross unrealized appreciation		82,147,641
Gross unrealized depreciation		(6,260,750)
Net unrealized appreciation		$75,886,891

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$259,355,291	$-	$-
Private Placements	$-	$-	$2,410,507
Short-Term Investments	$7,546,624	$-	$-
Total Investments	$266,901,915	$-	$2,410,507

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.5%
Consumer Discretionary - 16.4%
248,490	Ascent Capital Group, Inc.*	14,959,098
247,971	Cato Corp.	8,545,081
564,843	Core-Mark Holding Co., Inc.	29,959,273
322,396	Culp, Inc.†	5,851,487
2,811,016	Denny's Corp.*	19,761,443
617,676	Destination Maternity Corp.	9,536,917
291,188	Starz, Inc.*	9,632,499
		98,245,798
Consumer Staples - 1.0%
85,418	Casey's General Stores, Inc.	6,124,471
Energy - 5.1%
261,430	Bristow Group, Inc.	17,568,096
0	Energy Transfer Partners, L.P.~	15
325,507	RigNet, Inc.*	13,166,758
		30,734,869
Financials - 26.3%
1,183,776	American Capital, Ltd.*	16,762,268
367,553	American Equity Investment Life Holding Co.	8,409,613
164,623	Assurant, Inc.	10,585,259
419,323	Capitol Federal Financial, Inc.	4,956,398
155,305	Farmers Capital Bank Corp.*	3,499,022
202,699	Fly Leasing, Ltd. ADR	2,596,574
758,403	Forest City Enterprises, Inc.*	14,834,363
299,793	GFI Group, Inc.	1,621,880
168,763	Kemper Corp.	5,763,256
833,467	Maiden Holdings, Ltd.	9,234,814
361,775	National General Holdings Corp.	6,110,380
685,412	Northstar Asset Management Group, Inc.*	12,625,289
336,520	OceanFirst Financial Corp.†	5,354,033
390,851	Oritani Financial Corp.	5,507,091
227,782	Pacific Premier Bancorp, Inc.*	3,200,337
197,238	Renasant Corp.	5,335,288
45,558	Springleaf Holdings, Inc.*	1,454,667
725,273	Synovus Financial Corp.	17,145,454
1,563,920	TFS Financial Corp.	22,395,334
		157,391,320
Health Care - 2.6%
282,137	Air Methods Corp.*	15,672,710
Industrials - 16.7%
610,865	Albany International Corp.†	20,793,845
388,778	DigitalGlobe, Inc.*	11,080,173
424,498	EnPro Industries, Inc.*	25,694,864
409,272	Kadant, Inc.†	15,982,072
343,740	McGrath RentCorp	11,755,908
200,206	Thermon Group Holdings, Inc.*	4,889,030
405,862	TriMas Corp.*	9,874,622
		100,070,514
Information Technology - 17.3%
608,275	Broadridge Financial Solutions, Inc.	25,322,488
504,742	CoreLogic, Inc.*	13,663,366
538,390	CTS Corp.†	8,555,017
49,178	DST Systems, Inc.	4,127,018
460,740	Echostar Corp.*	22,465,682
207,073	MAXIMUS, Inc.	8,309,839
639,340	MoneyGram International, Inc.*	8,017,324
126,834	MTS Systems Corp.	8,657,689
286,121	Vishay Precision Group, Inc.*†	4,274,648
		103,393,071
Materials - 5.6%
122,145	Clearwater Paper Corp.*	7,342,136
194,129	Innophos Holdings, Inc.	10,694,566
181,196	KMG Chemicals, Inc.†	2,949,871
227,779	Neenah Paper, Inc.	12,181,621
		33,168,194
Telecommunication Services - 2.5%
238,135	Atlantic Tele-Network, Inc.	12,835,477
319,227	ORBCOMM, Inc.*	1,835,555
		14,671,032
Total Common Stocks (Cost $467,146,462)		559,471,979

Real Estate Investment Trusts - 2.1%
1,591,872	MFA Financial, Inc.	12,384,764
Total Real Estate Investment Trusts (Cost $12,298,873)		12,384,764

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
26,222,447	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	26,222,447
Total Short-Term Investments (Cost $26,222,447)		26,222,447

Total Investments - 100.0% (Cost $505,667,782)		598,079,190
Other Assets in Excess of Liabilities - 0.0%		129,287
NET ASSETS - 100.0%		$598,208,477

ADR - American Depositary Receipt
* Non-Income Producing
~ Fractional share acquired in connection with merger of Energy Transfer Partners, L.P. and Susser Holdings Corp.
† All or a portion of this security is considered illiquid. At September 30, 2014, the total market value of securities considered illiquid was $11,497,588 or 1.9% of net assets.
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$506,831,488
Gross unrealized appreciation	109,782,465
Gross unrealized depreciation	(18,534,763)
Net unrealized appreciation	$91,247,702

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$559,471,979	$-	$-
Real Estate Investment Trusts	$12,384,764	$-	$-
Short-Term Investments	$26,222,447	$-	$-
Total Investments	$598,079,190	$-	$-

Brown Advisory Opportunity Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.6%
Consumer Discretionary - 17.0%
1,000	Alibaba Group Holding, Ltd.*	88,850
4,882	Best Buy, Inc.	163,986
3,028	Bright Horizons Family Solutions, Inc.*	127,358
222	Chipotle Mexican Grill, Inc.*	147,983
3,388	Destination Maternity Corp.	52,311
3,792	Discovery Communications, Inc.*	141,366
1,914	Garmin, Ltd.	99,509
2,783	Guess?, Inc.	61,142
5,765	HomeAway, Inc.*	204,657
7,322	Krispy Kreme Doughnuts, Inc.*	125,646
4,129	LKQ Corp.*	109,790
3,217	Lowe's Companies, Inc.	170,244
2,270	Starbucks Corp.	171,294
3,548	Under Armour, Inc.*	245,167
		1,909,303
Consumer Staples - 5.0%
1,584	Estee Lauder Companies, Inc.	118,356
1,781	Mead Johnson Nutrition Co.	171,368
1,702	PriceSmart, Inc.	145,759
3,388	Whole Foods Market, Inc.	129,117
		564,600
Energy - 9.0%
1,418	Core Laboratories NV	207,524
1,314	Dril-Quip, Inc.*	117,472
3,250	FMC Technologies, Inc.*	176,508
3,716	Helix Energy Solutions Group, Inc.*	81,975
1,310	National Oilwell Varco, Inc.	99,691
2,397	Oceaneering International, Inc.	156,212
1,728	Schlumberger NV	175,720
		1,015,102
Financials - 15.1%
7,430	American Capital, Ltd.*	105,209
9,352	Charles Schwab Corp.	274,855
3,197	City National Corp.	241,917
5,894	Forest City Enterprises, Inc.*	115,287
3,468	JPMorgan Chase & Co.	208,912
1,914	Prosperity Bancshares, Inc.	109,423
2,903	Realogy Holdings Corp.*	107,992
11,009	Regions Financial Corp.	110,530
2,888	SunTrust Banks, Inc.	109,831
4,660	Synovus Financial Corp.	110,163
13,616	TFS Financial Corp.	194,981
		1,689,100
Health Care - 13.4%
1,293	athenahealth, Inc.*	170,275
2,126	Baxter International, Inc.	152,583
2,495	Bristol-Myers Squibb Co.	127,694
2,269	DaVita HealthCare Partners, Inc.*	165,955
5,306	Dyax Corp.*	53,697
2,702	Express Scripts Holding Co.*	190,842
413	Intuitive Surgical, Inc.*	190,732
1,500	Merck & Co., Inc.	88,920
132	Puma Biotechnology, Inc.*	31,491
2,653	Receptos, Inc.*	164,778
11,976	Tandem Diabetes Care, Inc.*	160,718
		1,497,685
Industrials - 8.6%
2,327	Canadian National Railway Co.	165,124
2,738	Colfax Corp.*	155,984
1,560	Copa Holdings S.A.	167,372
4,395	Fastenal Co.	197,335
3,146	HEICO Corp.	146,918
1,216	United Rentals, Inc.*	135,098
		967,831
Information Technology - 27.2%
3,960	Apple, Inc.	398,970
9,215	Applied Micro Circuits Corp.*	64,505
5,211	Aruba Networks, Inc.*	112,453
2,998	BroadSoft, Inc.*	63,078
1,934	Check Point Software Technologies, Ltd.*	133,910
1,393	CommVault Systems, Inc.*	70,207
4,057	CoreLogic, Inc.*	109,823
1,539	Criteo SA ADR*	51,787
2,554	E2open, Inc.*	23,778
2,223	eBay, Inc.*	125,889
3,521	Fair Isaac Corp.	194,007
143	Google, Inc. - Class A*	84,143
143	Google, Inc. - Class C*	82,562
3,120	Informatica Corp.*	106,829
2,763	Interactive Intelligence Group, Inc.*	115,493
3,541	Microsemi Corp.*	89,977
2,549	MTS Systems Corp.	173,995
2,991	National Instruments Corp.	92,512
2,123	NetApp, Inc.	91,204
6,863	Pegasystems, Inc.	131,152
2,895	QUALCOMM, Inc.	216,459
2,793	Salesforce.com, Inc.*	160,681
1,256	Stratasys, Ltd.*	151,700
740	Visa, Inc.	157,894
2,300	Xoom Corp.*	50,485
		3,053,493
Materials - 3.3%
1,711	Ecolab, Inc.	196,474
892	Praxair, Inc.	115,068
694	Rockwood Holdings, Inc.	53,056
		364,598
Total Common Stocks (Cost $8,594,887)		11,061,712

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
143,842	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	143,842
Total Short-Term Investments (Cost $143,842)		143,842

Total Investments - 99.9% (Cost $8,738,729)		11,205,554
Other Assets in Excess of Liabilities - 0.1%		10,796
NET ASSETS - 100.0%		$11,216,350

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$8,788,488
Gross unrealized appreciation		2,743,819
Gross unrealized depreciation		(326,753)
Net unrealized appreciation		$2,417,066

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$11,061,712	$-	$-
Short-Term Investments	$143,842	$-	$-
Total Investments	$11,205,554	$-	$-

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Par Value	Security Description	Rate		Maturity	Value $
Municipal Bonds - 95.5%
General Obligation Bonds - 43.0%
565,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%		03/01/2015	576,605
500,000	Anne Arundel County Maryland Consolidated General Improvements	4.00%		04/01/2015	509,785
5,075,000	Anne Arundel County Maryland Consolidated General Improvements Callable 04/01/2024 @ 100^	5.00%		04/01/2030	6,087,615
440,000	Baltimore County Maryland Consolidated Public Improvement Series A	5.00%		10/15/2014	440,906
1,425,000	Baltimore County Maryland Consolidated Public Improvement	5.00%		09/01/2015	1,488,854
250,000	Baltimore County Maryland Consolidated Public Improvement	5.00%		10/15/2015	262,642
1,280,000	Baltimore County Maryland Consolidated Public Improvement	5.00%		10/15/2015	1,344,730
315,000	Baltimore County Maryland Consolidated Public Improvement	5.00%		11/01/2015	331,578
450,000	Baltimore County Maryland Consolidated Public Improvement Series A	3.00%		10/15/2016	474,350
575,000	Baltimore County Maryland Consolidated Public Improvement Series A	5.00%		11/01/2017	652,010
1,290,000	Baltimore County Maryland Consolidated Public Improvement Series A, Callable 10/15/2022 @100^	5.00%		10/15/2024	1,543,524
575,000	Baltimore County Maryland Pension Funding	5.00%		08/01/2015	598,500
790,000	Carroll County Maryland Public Improvement	3.00%		11/01/2015	814,435
1,000,000	Carroll County Maryland Public Improvement	5.00%		11/01/2015	1,052,630
500,000	Carroll County Maryland Public Improvement	4.00%		12/01/2015	522,410
200,000	Cecil County Maryland	5.00%		05/01/2024	247,608
1,930,000	Charles County Maryland County Public Improvement Series A	5.00%		02/01/2015	1,961,864
660,000	Charles County Maryland County Public Improvement Callable 3/1/2015 @ 100^	4.25%		03/01/2016	671,491
3,000,000	Frederick City Maryland Consolidated Public Improvement	5.00%		09/01/2016	3,269,730
1,040,000	Frederick County Maryland Public Facilities Series A	3.00%		08/01/2016	1,090,877
1,820,000	Frederick County Maryland Unrefunded Balance Consolidated Public	4.00%		02/01/2016	1,911,965
330,000	Harford County Maryland Consolidated Public Improvement	5.00%		07/01/2015	342,177
200,000	Harford County Maryland Consolidated Public Improvement	5.00%		12/01/2015	211,300
1,000,000	Harford County Maryland Consolidated Public Improvement	5.00%		03/15/2016	1,068,770
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%		04/15/2015	2,042,380
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%		08/15/2015	312,813
1,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%		02/15/2016	1,065,340
2,020,000	Howard County Maryland Metropolitan District Project Series B	5.00%		08/15/2016	2,196,588
1,095,000	Maryland National Capital Park & Planning Commission	3.00%		01/15/2015	1,104,329
945,000	Maryland National Capital Park & Planning Commission	3.00%		01/15/2016	978,840
735,000	Maryland State & Local Facilities Loan	5.50%		08/01/2015	768,104
550,000	Maryland State & Local Facilities Loan	5.00%		08/01/2015	572,479
5,000,000	Maryland State & Local Facilities Loan	5.00%		08/01/2015	5,204,350
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%		08/01/2015	520,435
500,000	Maryland State & Local Facilities Loan	5.00%		08/01/2016	542,850
6,335,000	Maryland State & Local Facilities Loan 2nd Series B	5.00%		08/01/2016	6,877,910
1,000,000	Maryland State & Local Facilities Loan 1st Series B	5.00%		03/15/2017	1,110,350
835,000	Maryland State & Local Facilities Loan 2nd Series B	5.25%		08/15/2017	946,280
10,000,000	Maryland State & Local Facilities Loan	5.00%		08/01/2024	12,538,600
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		11/01/2014	1,004,270
2,175,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		05/01/2015	2,237,575
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		08/01/2015	588,092
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 9/1/2014 @ 100^	5.00%		09/01/2015	502,050
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		05/01/2016	1,875,404
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		08/01/2016	2,171,400
1,655,000	New York New York Callable 10/01/2022 @ 100^	5.00%		10/01/2028	1,943,582
750,000	Prince Georges County Maryland Public Improvement Series A	5.00%		07/15/2015	779,070
1,275,000	Prince Georges County Maryland Public Improvement	5.00%		09/15/2015	1,334,466
2,400,000	Prince Georges County Maryland Public Improvement	5.00%		08/01/2016	2,605,680
800,000	Prince Georges County Maryland Public Improvement Series A	5.00%		09/01/2016	871,496
4,000,000	Prince Georges County Maryland Public Improvement Series A, Callable 09/01/2024 @ 100^	4.00%		09/01/2027	4,522,280
565,000	Washington County Maryland Public Improvement	4.50%		01/01/2015	571,260
1,500,000	Washington Suburban Sanitary District	5.00%		06/01/2015	1,549,260
1,600,000	Washington Suburban Sanitary District	4.00%		06/01/2015	1,641,840
250,000	Washington Suburban Sanitary District Series A	4.00%		06/01/2015	256,538
1,500,000	Washington Suburban Sanitary District	5.00%		06/01/2016	1,617,570
200,000	Washington Suburban Sanitary District	5.00%		06/01/2016	215,676
1,330,000	Wicomico County Maryland	3.00%		12/01/2014	1,336,610
					91,882,123
Refunded Bonds - 0.5%
180,000	Frederick County Maryland Prerefunded Consolidated Public Improvement Series	4.00%		02/01/2016	188,989
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100^	5.00%		08/01/2016	260,187
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100^	5.00%		08/01/2017	692,099
					1,141,275
Revenue Bonds - 52.0%
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate #	3.00%		10/01/2031	516,445
1,485,000	Baltimore Maryland Wastewater Project Series E	4.00%		07/01/2015	1,527,590
405,000	Baltimore Maryland Wastewater Project Series A	3.40%		07/01/2016	426,307
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100^	5.00%		07/01/2020	410,461
1,400,000	Baltimore Maryland Wastewater Project Series D, Callable 01/01/2024 @ 100^	5.00%		07/01/2029	1,651,342
5,000,000	Baltimore Maryland Wastewater Project Series D, Callable 01/01/2024 @ 100^	5.00%		07/01/2038	5,700,600
255,000	Chicago Illinois Midway International Airport Callable 01/01/2024 @ 100^	5.00%		01/01/2027	293,814
500,000	Chicago Illinois Motor Fuel Tax Revenue Callable 01/01/2024 @ 100^	5.00%		01/01/2027	556,520
1,000,000	Chicago Illinois O'Hare International Airport Refunding General Airport Third Lien Series B	5.25%		01/01/2018	1,137,220
900,000	Chicago Illinois Wastewater Second Lien Project	5.00%		01/01/2017	987,939
500,000	Chicago Illinois Wastewater Second Lien Project	5.00%		01/01/2024	586,650
1,000,000	Chicago Illinois Water Revenue Second Lien Project Callable 11/01/2024 @ 100^	5.00%		11/01/2026	1,162,200
2,855,000	Colorado Health Facilities Authority Revenue Covenant Retirement	5.00%		12/01/2022	3,167,537
2,460,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B, Callable 7/1/2020 @ 100^	5.50%		07/01/2040	2,505,338
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority Series A	4.00%		07/01/2017	404,242
550,000	Idaho Health Facilities Authority Revenue Series A, Callable 03/01/2024 @ 100^	5.00%		03/01/2034	607,794
750,000	Indiana Finance Authority Series A, Callable 09/15/2024 @ 100^	5.00%		09/15/2028	839,205
700,000	Jurupa California Public Financing Authority Series A, Callable 09/01/2024 @ 100^	5.00%		09/01/2025	821,184
1,920,000	Lower Colorado River Authority Series A, Callable 05/15/2022 @ 100^	5.00%		05/15/2029	2,187,648
500,000	Maryland Environmental Service Revenue Mid Shore III Regional Landfill Callable 11/1/2020 @ 100^	5.00%		11/01/2022	575,425
1,000,000	Maryland State Community Development Administration Series C	3.85%		09/01/2015	1,031,580
495,000	Maryland State Community Development Administration	0.15%		09/01/2015	493,965
440,000	Maryland State Community Development Administration	0.25%		03/01/2016	438,354
250,000	Maryland State Community Development Administration	0.40%		09/01/2016	249,435
1,255,000	Maryland State Community Development Administration	2.75%		03/01/2024	1,253,281
1,050,000	Maryland State Community Development Administration Callable 03/01/2024 @ 100^	2.80%		09/01/2024	1,049,821
500,000	Maryland State Community Development Administration Callable 03/01/2024 @ 100^	2.90%		03/01/2025	501,650
745,000	Maryland State Community Development Administration Callable 03/01/2024 @ 100^	2.95%		09/01/2025	747,727
1,000,000	Maryland State Department of Transportation	5.25%		12/15/2014	1,010,840
200,000	Maryland State Department of Transportation	5.00%		03/01/2015	204,124
5,000,000	Maryland State Department of Transportation	4.00%		06/01/2015	5,130,750
100,000	Maryland State Department of Transportation	5.00%		06/01/2015	103,284
3,200,000	Maryland State Department of Transportation	4.00%		02/15/2016	3,365,184
1,000,000	Maryland State Department of Transportation	5.50%		02/01/2017	1,116,620
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100^	4.00%		05/15/2020	535,805
100,000	Maryland State Economic Development Corporation - Salisbury University Project	5.00%		06/01/2022	112,419
100,000	Maryland State Economic Development Corporation - Salisbury University Project	4.00%		06/01/2023	104,423
200,000	Maryland State Economic Development Corporation - Salisbury University Project Callable 6/1/2023 @ 100^	5.00%		06/01/2027	218,564
400,000	Maryland State Economic Development Corporation - Senior Student Housing Towson University Project Callable 7/1/2022 @ 100^	5.00%		07/01/2027	435,176
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100^	5.00%		06/01/2022	528,795
10,000,000	Maryland State Health & Higher Educational Facilities - Adjusted Rate - Pooled Loan Program Series B #	0.04%		04/01/2035	10,000,000
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%		01/01/2018	1,516,463
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.20%		01/01/2024	674,771
1,000,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.40%		01/01/2037	1,027,850
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%		07/01/2021	2,282,460
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.00%		07/01/2023	1,116,230
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%		07/01/2024	648,468
250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%		07/01/2025	280,732
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 5/15/2020 @ 100^	5.00%		05/15/2040	3,664,520
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B #	4.30%		05/15/2048	359,327
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%		07/01/2018	576,975
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%		07/01/2017	548,145
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100^	5.00%		07/01/2018	276,002
100,000	Maryland State Health & Higher Educational Facilities - Loyal University Callable 10/01/2024 @ 100^	4.00%		10/01/2030	105,966
300,000	Maryland State Health & Higher Educational Facilities - Loyal University Callable 10/01/2024 @ 100^	4.00%		10/01/2031	315,804
355,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%		08/15/2021	415,730
500,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%		08/15/2023	586,665
3,290,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 08/15/2023 @ 100^	5.00%		08/15/2038	3,584,916
500,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2022 @ 100^	5.00%		07/01/2024	556,620
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.00%		07/01/2025	1,158,260
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.25%		07/01/2031	1,291,285
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100^	5.00%		07/01/2027	139,868
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100^	4.50%		07/01/2035	202,988
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100^	5.00%		07/01/2026	1,061,620
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%		07/01/2018	295,118
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100^	5.50%		07/01/2024	563,125
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2019 @ 100^	5.00%		07/01/2034	272,272
1,640,000	Maryland State Health & Higher Educational Facilities - Upper Chesapeake Hospitals	5.50%		01/01/2018	1,729,068
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100^	5.00%		01/01/2025	255,905
1,750,000	Maryland State Industrial Development Financing Authority Multi-Modal #	2.00%		09/01/2040	1,774,395
1,250,000	Maryland State Industrial Development Financing Authority Multi-Modal - McDonogh School Series B #	1.10%		09/01/2040	1,257,463
750,000	Maryland State Transportation Authority Series A	3.00%		07/01/2016	784,763
4,255,000	Maryland State Transportation Authority Airport Baltimore/Washington	5.00%		03/01/2022	5,020,900
1,715,000	Maryland State Water Quality Financing	5.00%		03/01/2015	1,750,243
500,000	Maryland State Water Quality Financing Series A	5.00%		09/01/2015	522,355
2,820,000	Maryland State Water Quality Financing	5.00%		03/01/2017	3,124,983
500,000	Minneapolis & St Paul Minnesota Metropolitan Series A, Callable 01/01/2024 @ 100^	5.00%		01/01/2026	597,425
785,000	Montgomery County Maryland Housing Opportunities Revenue Bonds	1.60%		07/01/2018	795,637
950,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%		06/01/2015	974,178
1,385,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%		06/01/2015	1,420,248
630,000	Nassau County New York Local Economic Callable 07/01/2024 @ 100^	5.00%		07/01/2026	723,486
585,000	New Jersey State Turnpike Authority Series A, Callable 07/01/2022 @ 100^	5.00%		01/01/2038	647,659
700,000	New York State Mortgage Agency	0.85%		04/01/2016	704,088
500,000	Oklahoma State Municipal Power Authority Callable 1/1/2023 @ 100^	4.00%		01/01/2043	510,385
450,000	Oregon Health & Science University Series E, Callable 7/1/2022 @ 100^	5.00%		07/01/2025	527,792
2,000,000	Pennsylvania Economic Development Financing Series A, Callable 08/01/2024 @ 100^	5.00%		02/01/2025	2,382,420
1,000,000	Private Colleges & Universities Authority	5.00%		04/01/2023	1,143,090
1,810,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds First Subseries A-1	8.59%	~	08/01/2024	800,038
250,000	Railsplitter Tobacco Settlement Authority	5.00%		06/01/2016	266,985
3,000,000	Tobacco Settlement Financing Corp.	5.00%		06/01/2017	3,285,690
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%		04/01/2015	1,014,570
350,000	University of Maryland System Auxiliary Facility & Tuition Revenue	5.00%		04/01/2015	358,617
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%		10/01/2015	518,105
					111,109,926
Total Municipal Bonds (Cost $200,465,371)					204,133,324

Shares
Short-Term Investments - 5.8%
Money Market Fund - 5.8%
12,439,200	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01%*				12,439,200
Total Short-Term Investments (Cost $12,439,200)					12,439,200

Total Investments - 101.3% (Cost $212,904,571)					216,572,524
Liabilities in Excess of Other Assets - (1.3)%					(2,785,878)
TOTAL NET ASSETS - 100.0%					$213,786,646

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of September 30, 2014.
~ Zero coupon bond. Amount shown is yield to maturity as of September 30, 2014.
* Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$212,904,571
Gross unrealized appreciation	3,868,649
Gross unrealized depreciation	(200,696)
Net unrealized appreciation	$3,667,953

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$204,133,324	$-
Short-Term Investments	$12,439,200	$-	$-
Total Investments	$12,439,200	$204,133,324	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 33.3%
2,125,000	Amgen, Inc.#	0.83%	05/22/2019	2,139,031
2,170,000	BB&T Corp. Callable 01/02/2019 @ 100#^	0.90%	02/01/2019	2,194,541
2,185,000	Bed Bath & Beyond, Inc. Callable 05/01/2024 @ 100^	3.75%	08/01/2024	2,169,115
2,130,000	Camden Property Trust Callable 06/15/2024 @ 100^	3.50%	09/15/2024	2,095,147
2,165,000	Celgene Corp.	2.30%	08/15/2018	2,177,531
2,235,000	Citigroup, Inc.#	1.93%	05/15/2018	2,327,795
3,260,000	eBay, Inc.#	0.72%	08/01/2019	3,263,853
4,310,000	Fannie Mae	2.63%	09/06/2024	4,248,841
2,350,000	FMC Technologies, Inc.	2.00%	10/01/2017	2,369,843
2,350,000	Goldman Sachs Group, Inc.#	1.44%	04/30/2018	2,403,448
2,135,000	Healthcare Trust of America, Inc. Callable 05/15/2021 @ 100^	3.38%	07/15/2021	2,127,455
2,170,000	JB Hunt Transport Services Inc.	2.40%	03/15/2019	2,176,924
2,300,000	JPMorgan Chase & Co.#	0.87%	01/28/2019	2,319,085
1,895,000	Kinder Morgan Energy Partners, L.P.	5.30%	09/15/2020	2,087,864
2,250,000	Medco Health Solutions, Inc.	4.13%	09/15/2020	2,401,344
2,170,000	Morgan Stanley#	1.08%	01/24/2019	2,197,095
2,145,000	News America, Inc.	3.00%	09/15/2022	2,087,428
3,250,000	Oracle Corp.#	0.74%	10/08/2019	3,266,822
2,290,000	Providence Health & Services Floating Note#	1.18%	10/01/2017	2,304,787
3,500,000	Provident Bank of Maryland Callable 12/16/2013 @ 100^	9.50%	05/01/2018	3,521,014
1,917,000	Realty Income Corp. Callable 05/01/2023 @ 100^	4.65%	08/01/2023	2,047,935
2,085,000	Realty Income Corp. Callable 07/15/2026 @ 100^	4.13%	10/15/2026	2,083,390
1,828,000	Regency Centers LP	6.00%	06/15/2020	2,119,440
3,395,000	Royal Bank of Canada#	0.76%	03/15/2019	3,430,033
1,400,000	Saint Barnabas Health System	4.00%	07/01/2028	1,320,132
2,250,000	Sutter Health	1.09%	08/15/2053	2,229,775
2,270,000	Verizon Communications, Inc.	3.65%	09/14/2018	2,393,075
2,742,000	W.R. Berkley Corp.	6.15%	08/15/2019	3,090,396
Total Corporate Bonds & Notes (Cost $68,067,082)				68,593,139

Mortgage Backed Securities - 10.1%
5,181	FHLMC, Pool# C00210	8.00%	01/01/2023	5,976
464,029	FHLMC, Pool# 1B0889#	2.15%	05/01/2033	487,614
373,667	FHLMC, Pool# 1J0203#	2.22%	04/01/2035	393,877
3,941,640	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	4,156,682
236,463	FHLMC REMIC, Series 2782	4.00%	11/15/2033	247,171
33,933	FNMA, Pool# 254089	6.00%	12/01/2016	35,263
284,694	FNMA, Pool# 842239	5.00%	09/01/2020	305,670
21,449	FNMA, Pool# 539082	7.00%	08/01/2028	21,827
29,209	FNMA, Pool# 625536	6.00%	01/01/2032	32,982
42,885	FNMA, Pool# 628837	6.50%	03/01/2032	48,583
230,963	FNMA, Pool# 663238	5.50%	09/01/2032	258,720
72,080	FNMA, Pool# 744805#	1.89%	11/01/2033	74,356
63,604	FNMA, Pool# 741373#	2.41%	12/01/2033	64,466
74,653	FNMA, Pool# 764342#	1.90%	02/01/2034	78,090
124,320	FNMA, Pool# 848817	5.00%	01/01/2036	137,336
3,895,346	FNMA, Pool# AA7686	4.50%	06/01/2039	4,242,678
2,382,838	FNMA, Pool# AS1474	4.50%	01/01/2044	2,576,600
1,405,494	FNMA, Pool# AV7911	4.50%	01/01/2044	1,519,859
2,734,694	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	334,018
97,628	GNMA, Pool# 781450	5.00%	06/15/2017	101,614
27,039	GNMA, Pool# 487110	6.50%	04/15/2029	31,450
35,527	GNMA, Pool# 781186	9.00%	06/15/2030	41,694
6,905	GNMA, Pool# 571166	7.00%	08/15/2031	7,174
34,054	GNMA REMIC Trust, Series 2008-1-PA	4.50%	12/20/2036	34,080
3,000,000	GNMA REMIC Trust, Series 2010-124	2.72%	05/16/2037	3,041,160
3,167,139	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	421,117
2,000,000	GNMA REMIC Trust, Series 2014-01	3.29%	03/16/2054	2,019,058
Total Mortgage Backed Securities (Cost $20,133,984)				20,719,115

Municipal Bonds - 8.7%
670,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	741,683
2,185,000	Florida Hurricane Catastrophe Revenue Bonds	2.11%	07/01/2018	2,209,603
1,000,000	Illinois State Sales Tax Revenue	2.30%	06/15/2019	1,006,750
1,560,000	Indiana State Bond Bank Revenue	1.02%	07/15/2016	1,566,505
3,200,000	Maryland State Health & Higher Education Revenue Bonds	3.99%	07/01/2028	3,078,688
290,000	Metropolitan Washington District of Columbia Airports Taxable, Series C Callable 10/1/2015 @ 100^	5.69%	10/01/2030	298,529
5,735,000	Michigan, State of	2.55%	11/01/2015	5,866,389
2,750,000	Port Authority New York & New Jersey	5.31%	12/01/2019	3,175,205
Total Municipal Bonds (Cost $17,647,711)				17,943,352

Asset Backed Securities - 1.0%
2,000,000	STACR, Series 2014-DN1#	2.36%	02/25/2024	1,993,321
Total Asset Backed Securities (Cost $2,000,000)				1,993,321

U.S. Treasury Notes - 26.7%
14,730,000	United States Treasury Note	0.25%	07/15/2015	14,750,710
6,000,000	United States Treasury Note	0.38%	02/15/2016	6,008,202
9,000,000	United States Treasury Note	0.63%	10/15/2016	8,997,192
10,730,000	United States Treasury Note	2.00%	08/31/2021	10,585,392
14,370,000	United States Treasury Note	2.75%	02/15/2024	14,710,167
Total U.S. Treasury Notes (Cost $55,088,190)				55,051,663

Affiliated Mutual Funds - 20.1%
4,101,062	Brown Advisory Mortgage Securities Fund			41,338,706
Total Affiliated Mutual Funds (Cost $41,600,000)				41,338,706

Short-Term Investments - 1.8%
Money Market Funds - 1.8%
3,739,162	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#			3,739,162
Total Short-Term Investments (Cost $3,739,162)				3,739,162

Total Investments - 101.7% (Cost $208,276,129)				209,378,458
Liabilities in Excess of Other Assets - (1.7)%				(3,423,764)
NET ASSETS - 100.0%				$205,954,694

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of September 30, 2014
~ Interest Only Security
* Annualized seven-day yield as of September 30, 2014

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments				$208,276,137
Gross unrealized appreciation				1,885,482
Gross unrealized depreciation				(783,161)
Net unrealized appreciation				$1,102,321

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$68,593,139	$-
Mortgage Backed Securities	$-	$20,719,115	$-
Municipal Bonds	$-	$17,943,352	$-
Asset Backed Securities	$-	$1,993,321	$-
U.S. Treasury Notes	$-	$55,051,663	$-
Affiliated Mutual Funds	$41,338,706	$-	$-
Short-Term Investments	$3,739,162	$-	$-
Total Investments	$45,077,868	$164,300,590	$-

Brown Advisory Tactical Bond Fund*
Schedule of Investments
September 30, 2014 (Unaudited)

Par Value	Security Description		Rate	Maturity	Value $
U.S. Treasury Notes - 63.2%
3,000,000	United States Treasury Note		0.50%	10/15/2014	3,000,528
3,000,000	United States Treasury Note		2.13%	11/30/2014	3,010,431
3,000,000	United States Treasury Note		2.25%	01/31/2015	3,022,032
1,300,000	United States Treasury Note		0.25%	10/15/2015	1,301,523
2,600,000	United States Treasury Note		0.38%	01/15/2016	2,603,960
1,300,000	United States Treasury Note		0.25%	05/15/2016	1,296,572
1,000,000	United States Treasury Note		0.63%	10/15/2016	999,688
Total U.S. Treasury Notes (Cost $15,233,875)					15,234,734

Mutual Funds - 2.9%
7,966	Blackrock Massachusetts Tax-Exempt Trust				111,843
8,326	Eaton Vance Massachusetts Municipal Bond Fund				119,811
10,000	Invesco Pennsylvania Value Municipal Income Trust				130,000
8,341	PIMCO California Municipal Income Fund III				86,746
11,168	PIMCO New York Municipal Income Fund II				126,310
7,000	Pioneer Municipal High Income Advantage Trust				106,050
Total Mutual Funds (Cost $656,601)					680,760

Short-Term Investments - 33.4%
U.S. Treasury Bills - 28.6%
6,900,000	United States Treasury Bill				6,899,462
Money Market Funds - 4.8%
1,154,417	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #				1,154,417
Total Short-Term Investments (Cost $8,053,188)					8,053,879

Total Investments - 99.5% (Cost $23,943,664)					23,969,373
Other Assets in Excess of Liabilities - 0.5%					131,956
NET ASSETS - 100.0%					$24,101,329

# Annualized seven-day yield as of September 30, 2014.

Credit Default Swap Contracts - Sell Protection #

Counterparty	Reference Entity	Rate	Termination Date	Notional Amount†	Unrealized Depreciation
Credit Suisse	Markit CDX North American High Yield Index Series 22	5.00%	6/20/2019	$7,425,000	$(19,975)

# If the Fund is a seller of protection and a credit event occurs, i.e. bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of the protection an amount up to or equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities up to or equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

† The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments					$23,943,687
Gross unrealized appreciation					31,660
Gross unrealized depreciation					(5,974)
Net unrealized appreciation					$25,686

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

*As of October 31, 2014, the Fund is known as the Brown Advisory Strategic Bond Fund

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2		Level 3

U.S. Treasury Notes	$-	$15,234,734		$-
Mutual Funds	$680,760	$-		$-
Short-Term Investments	$1,154,417	$6,899,462		$-
Total Investments	$1,835,177	$22,134,196		$-
Credit Default Swaps	$-	$(19,975	)*	$-

* Unrealized Depreciation

Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 86.0%
Consumer Discretionary - 14.5%
123,457	Best Buy, Inc.	4,146,921
112,163	GameStop Corp.	4,621,115
91,435	Garmin, Ltd.	4,753,706
36,775	McDonald's Corp.	3,486,638
55,324	Target Corp.	3,467,708
14,169	Time Warner Cable, Inc.	2,033,110
90,206	V.F. Corp.	5,956,302
		28,465,500
Consumer Staples - 12.0%
188,903	Altria Group, Inc.	8,678,204
71,602	Coca-Cola Co.	3,054,541
46,942	Kraft Foods Group, Inc.	2,647,529
55,811	Philip Morris International, Inc.	4,654,637
117,138	Unilever NV ADR	4,648,036
		23,682,947
Energy - 11.3%
60,992	ENSCO PLC	2,519,580
208,372	Kinder Morgan, Inc.	7,988,982
46,671	Occidental Petroleum Corp.	4,487,417
137,256	Plains GP Holdings LP	4,206,896
46,996	Total S.A. ADR	3,028,892
		22,231,767
Financials - 11.5%
65,329	Cincinnati Financial Corp.	3,073,730
45,536	Erie Indemnity Co.	3,452,084
80,688	JPMorgan Chase & Co.	4,860,645
36,829	M&T Bank Corp.	4,540,648
162,457	OneBeacon Insurance Group, Ltd.	2,503,462
22,497	T. Rowe Price Group, Inc.	1,763,765
44,729	Wells Fargo Co.	2,320,093
		22,514,427
Health Care - 13.2%
81,283	AbbVie, Inc.	4,694,906
47,320	Johnson & Johnson	5,043,839
81,607	Merck & Co., Inc.	4,837,663
68,736	Novartis AG ADR	6,470,119
92,681	Teva Pharmaceutical Industries, Ltd. ADR	4,981,604
		26,028,131
Industrials - 6.8%
22,070	Copa Holdings S.A.	2,367,890
125,575	Healthcare Services Group, Inc.	3,592,701
56,784	PACCAR, Inc.	3,229,590
40,019	United Technologies Corp.	4,226,007
		13,416,188
Information Technology - 14.1%
48,077	Accenture PLC	3,909,621
54,147	Apple, Inc.	5,455,310
74,523	Automatic Data Processing, Inc.	6,191,371
158,188	Microsoft Corp.	7,333,596
64,718	QUALCOMM, Inc.	4,838,965
		27,728,863
Materials - 1.2%
17,684	Praxair, Inc.	2,281,236
Telecommunication Services - 1.4%
74,847	Rogers Communications, Inc.	2,800,775
Total Common Stocks (Cost $128,473,422)		169,149,834

Preferred Stocks - 3.4%
177,771	Public Storage, Inc. - Series S	4,412,276
86,110	Public Storage, Inc. - Series O	2,232,833
Total Preferred Stocks (Cost $6,763,771)		6,645,109

Real Estate Investment Trusts - 6.0%
111,460	Plum Creek Timber Co., Inc.	4,348,054
188,470	Redwood Trust, Inc.	3,124,833
70,061	W.P. Carey, Inc.	4,467,790
Total Real Estate Investment Trusts (Cost $12,321,587)		11,940,677

Short-Term Investments - 4.9%
Money Market Funds - 4.9%
9,598,920	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	9,598,920
Total Short-Term Investments (Cost $9,598,920)		9,598,920

Total Investments - 100.3% (Cost $157,157,700)		197,334,540
Liabilities in Excess of Other Assets - (0.3)%		(682,218)
NET ASSETS - 100.0%		$196,652,322

ADR - American Depositary Receipt
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$156,006,352
Gross unrealized appreciation		42,178,294
Gross unrealized depreciation		(850,106)
Net unrealized appreciation		$41,328,188

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$169,149,834	$-	$-
Preferred Stocks	$6,645,109	$-	$-
Real Estate Investment Trusts	$11,940,677	$-	$-
Short-Term Investments	$9,598,920	$-	$-
Total Investments	$197,334,540	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.3%
Consumer Discretionary - 16.9%
87,932	BorgWarner, Inc.	4,626,103
7,499	Chipotle Mexican Grill, Inc. *	4,998,758
187,536	LKQ Corp.*	4,986,582
90,688	Nike, Inc.	8,089,370
81,331	Starbucks Corp.	6,137,237
94,366	TJX Companies, Inc.	5,583,636
		34,421,686
Health Care - 9.3%
41,338	Bristol-Myers Squibb Co.	2,115,679
80,177	Cerner Corp.*	4,776,144
89,406	Novo Nordisk A/S ADR	4,257,514
64,758	Thermo Fisher Scientific, Inc.	7,881,048
		19,030,385
Industrials - 33.9%
111,203	A. O. Smith Corp.	5,257,678
93,828	Canadian National Railway Co.	6,658,035
21,342	Cummins, Inc.	2,816,717
109,530	Danaher Corp.	8,322,089
44,415	IHS, Inc.*	5,560,314
68,833	J.B. Hunt Transport Services, Inc.	5,097,084
49,798	Middleby Corp.*	4,388,698
73,783	Pall Corp.	6,175,637
72,516	Stericycle, Inc.*	8,452,465
132,923	Verisk Analytics, Inc.*	8,093,681
103,589	Westinghouse Air Brake Technologies Corp.	8,394,853
		69,217,251
Information Technology - 29.6%
66,782	Akamai Technologies, Inc.*	3,993,564
42,620	Apple, Inc.	4,293,965
102,545	Arm Holdings PLC ADR	4,480,191
43,535	eBay, Inc.*	2,465,387
7,370	Google, Inc. - Class A*	4,336,582
7,370	Google, Inc. - Class C*	4,255,143
62,360	Intuit, Inc.	5,465,854
55,176	QUALCOMM, Inc.	4,125,509
107,739	Salesforce.com, Inc.*	6,198,225
34,224	Stratasys, Ltd.*	4,133,575
101,012	TE Connectivity, Ltd.	5,584,953
111,261	Trimble Navigation, Ltd.*	3,393,460
36,403	Visa, Inc.	7,767,308
		60,493,716
Materials - 6.6%
72,743	Ecolab, Inc.	8,353,079
39,957	Praxair, Inc.	5,154,453
		13,507,532
Total Common Stocks (Cost $141,221,091)		196,670,570

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
7,000,283	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	7,000,283
Total Short-Term Investments (Cost $7,000,283)		7,000,283

Total Investments - 99.7% (Cost $148,221,374)		203,670,853
Other Assets in Excess of Liabilities - 0.3%		666,383
NET ASSETS - 100.0%		$204,337,236

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$148,273,652
Gross unrealized appreciation		56,206,445
Gross unrealized depreciation		(809,244)
Net unrealized appreciation		$55,397,201

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$196,670,570	$-	$-
Short-Term Investments	$7,000,283	$-	$-
Total Investments	$203,670,853	$-	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Par Value	Security Description	Rate		Maturity	Value $
Municipal Bonds - 94.8%
General Obligation Bonds - 28.5%
1,500,000	Alamo Community College District	3.50%		02/15/2015	1,519,080
5,200,000	Albuquerque New Mexico	5.00%		07/01/2016	5,627,388
1,695,000	Charleston South Carolina	5.00%		06/01/2016	1,828,447
1,500,000	Cheshire Connecticut	4.00%		08/01/2015	1,548,000
4,000,000	Chicago Illinois	5.00%		01/01/2024	4,343,640
1,000,000	Chicago Illinois Callable 01/01/2024 @ 100^	5.00%		01/01/2025	1,076,240
1,000,000	Commonwealth of Pennsylvania	5.50%		02/01/2015	1,018,080
1,080,000	Cook County Community High School District	5.00%		12/01/2018	1,236,427
1,750,000	Fort Bend Independent School District	3.00%		08/15/2016	1,836,852
1,000,000	Georgia, State of	5.00%		07/01/2015	1,036,900
1,320,000	Gwinnett County School District	5.00%		02/01/2016	1,403,939
1,185,000	Harris County Texas Improvement	5.00%		09/01/2015	1,237,164
975,000	Harris County Texas Improvement	5.00%		09/01/2016	1,058,538
845,000	Hudson New Jersey	2.00%		03/15/2015	851,735
1,000,000	Illinois, State of	4.00%		07/01/2016	1,050,100
1,500,000	Illinois, State of	5.00%		02/01/2020	1,672,470
1,885,000	Johnson County Unified School District	4.00%		10/01/2014	1,885,207
1,000,000	King & Snohomish Counties School District	5.00%		12/01/2014	1,008,360
1,000,000	Lake Travis Independent School District	2.00%		02/15/2015	1,007,000
1,255,000	Louisville & Jefferson County Kentucky	4.00%		04/01/2015	1,279,598
2,310,000	Lower Merion School District	3.00%		05/15/2015	2,351,695
1,400,000	Lubbock Texas	2.00%		02/15/2015	1,409,926
1,250,000	Lufkin Independent School District	2.00%		08/15/2015	1,269,888
1,000,000	Maryland, State of	5.00%		08/01/2015	1,040,870
1,000,000	Midland Texas Independent School District	2.00%		02/15/2015	1,007,000
1,000,000	Milwaukee Wisconsin Metropolitan Sewage District	5.50%		10/01/2015	1,053,640
1,400,000	Murfreesboro Tennessee	1.00%		04/01/2015	1,406,188
1,315,000	Nashville & Davidson County - District Energy System Series A	3.00%		10/01/2015	1,352,741
1,000,000	New York New York Series C	5.00%		08/01/2015	1,040,700
2,750,000	Northside Independent School District	2.00%		06/15/2015	2,785,750
1,500,000	Ohio State Third Frontier	3.13%		11/01/2014	1,503,945
2,565,000	Rhode Island, State of	2.00%		11/01/2014	2,569,207
1,000,000	Richardson Texas Independent School District	3.00%		02/15/2015	1,010,570
1,655,000	South Carolina, State of	5.00%		04/01/2015	1,695,879
1,100,000	South Windsor Connecticut	5.00%		08/15/2015	1,146,233
900,000	Urbandale Iowa	2.00%		06/01/2015	910,404
4,040,000	Washington Multnomah & Yamhill	3.00%		06/15/2015	4,122,537
1,010,000	Wisconsin, State of Series A	5.00%		05/01/2015	1,038,977
					62,241,315
Refunded Bonds - 16.5%
2,105,000	Anchorage, Alaska 2005 (Schools) Series A, Callable 03/01/2015 @ 100^	5.00%		03/01/2020	2,148,131
1,800,000	Arizona State University Callable 03/01/2015 @ 100^	5.00%		09/01/2023	1,836,702
750,000	Blue Mountain School District Callable 10/01/2014 @ 100^	4.45%		10/01/2026	750,090
2,000,000	Charleston South Carolina Educational Excellence Financing Corp. Callable 12/1/2014 @ 100^	5.00%		12/01/2016	2,016,620
2,000,000	Delaware River Joint Toll Bridge Commission Callable 07/01/2015 @ 100^	4.50%		07/01/2030	2,066,120
1,760,000	District of Columbia Callable 01/01/2016 @ 100^	5.00%		01/01/2019	1,864,157
3,000,000	Easton Area School District Callable 04/01/2016 @ 100^	7.50%		04/01/2021	3,324,600
2,835,000	Easton Area School District Callable 04/01/2016 @ 100^	7.50%		04/01/2022	3,141,747
1,000,000	Hammond School Building Corp. Callable 01/15/2015 @ 100^	5.00%		07/15/2020	1,014,260
1,375,000	Indiana State Office Building Commission	5.25%		07/01/2015	1,427,676
2,400,000	King County Washington School District Callable 12/01/2015 @ 100^	4.00%		12/01/2019	2,507,664
1,490,000	Marion & Clackamas Counties Oregon Callable 06/15/2016 @ 100^	4.38%		06/15/2021	1,593,093
2,500,000	Nevada System of Higher Education Callable 01/01/2016 @ 100^	5.00%		07/01/2026	2,649,250
1,425,000	New Jersey Economic Development Authority Callable 09/01/2015 @ 100^	5.25%		09/01/2019	1,492,175
3,895,000	North Carolina Infrastructure Finance Corp. Callable 02/01/2015 @ 100^	5.00%		02/01/2020	3,958,995
2,000,000	Ohio Water Development Authority Callable 06/01/2015 @ 100^	4.75%		12/01/2024	2,061,920
1,000,000	Pierce County School District Callable 06/01/2016 @ 100^	5.00%		12/01/2024	1,078,440
1,150,000	Snohomish County School District Callable 12/01/2014 @ 100^	5.00%		12/01/2021	1,159,476
					36,091,116
Revenue Bonds - 49.8%
2,100,000	Alabama 21st Century Authority - Tobacco Settlement Series A	4.00%		06/01/2015	2,152,206
1,500,000	Alabama 21st Century Authority - Tobacco Settlement	5.00%		06/01/2017	1,663,590
3,000,000	Chicago Illinois Motor Fuel Tax Revenue Callable 01/01/2024 @ 100^	5.00%		01/01/2027	3,339,120
3,000,000	Chicago Midway International Airport Callable 01/01/2024 @ 100^	5.00%		01/01/2028	3,420,360
5,000,000	Chicago Wastewater Project Callable 01/01/2024 @ 100^	5.00%		01/01/2044	5,482,500
300,000	Colorado Health Facilities Authority - Covenant Retirement Communities	5.00%		12/01/2020	334,698
1,800,000	Colorado Health Facilities Authority Revenue - Covenant Retirement Communities, Inc. Series A, Callable 12/01/2022 @ 100^	5.00%		12/01/2027	1,935,990
335,000	Cook County Sales Tax Revenue	4.00%		11/15/2015	349,211
2,455,000	Dallas/Fort Worth International Airport Callable 11/01/2023 @ 100^	5.25%		11/01/2030	2,864,813
1,600,000	Delaware Transportation Authority	5.00%		07/01/2015	1,659,168
4,885,000	Denver Health & Hospital Authority Callable 12/01/2023 @ 100^	5.00%		12/01/2039	5,248,884
1,250,000	Douglas County Nebraska Hospital Authority Callable 05/15/2024 @ 100^	5.00%		05/15/2044	1,355,225
1,000,000	Florida Water Pollution Control Financing Corp.	2.75%		01/15/2015	1,007,740
1,500,000	Greenville Hospital System Callable 05/01/2024 @ 100^	4.00%		05/01/2044	1,496,085
1,000,000	Hamilton County Ohio Health Care Callable 06/01/2022 @ 100^	5.50%		06/01/2042	1,107,220
1,000,000	Indiana Finance Authority	4.00%		02/01/2015	1,013,110
1,000,000	Indiana Finance Authority	5.00%		02/01/2016	1,063,610
1,000,000	Indiana Finance Authority Callable 09/15/2024 @ 100^	5.00%		09/15/2025	1,144,890
1,000,000	Indiana Finance Authority Series A, Callable 09/15/2024 @ 100^	5.00%		09/15/2028	1,118,940
3,455,000	Indiana Finance Authority Callable 09/15/2024 @ 100^	5.00%		09/15/2031	3,823,199
1,150,000	Iowa State University	2.00%		07/01/2015	1,165,697
425,000	Jurupa California Public Financing Authority	4.00%		09/01/2016	451,477
2,205,000	Kansas Development Finance Authority	5.00%		06/01/2016	2,370,507
1,050,000	Kentucky Economic Development Finance Authority Callable 08/15/2021 @ 100^	5.25%		08/15/2046	1,145,749
1,500,000	Lincoln Nebraska - Lincoln Electric System	4.00%		09/01/2015	1,553,250
2,070,000	Louisville & Jefferson County Kentucky Callable 10/01/2023 @ 100^	5.75%		10/01/2038	2,356,716
2,000,000	Massachusetts Water Pollution Abatement Trust	5.25%		08/01/2015	2,085,920
2,500,000	Miami Beach Florida Health Facilities Callable 11/15/2024 @ 100^	5.00%		11/15/2039	2,721,575
2,430,000	New Jersey Transportation System	5.25%		12/15/2023	2,845,311
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		11/01/2015	1,052,740
1,465,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		11/01/2015	1,542,264
2,545,000	New York Metropolitan Transportation Authority Callable 05/15/2023 @ 100^	5.00%		11/15/2038	2,829,989
2,000,000	New York Metropolitan Transportation Authority Callable 05/15/2023 @ 100^	5.00%		11/15/2042	2,211,420
1,000,000	New York State Dormitory Authority	5.00%		02/15/2015	1,018,300
1,000,000	New York State Dormitory Authority	4.00%		10/01/2015	1,038,100
2,780,000	New York State Dormitory Authority	5.00%		02/15/2016	2,960,061
1,000,000	New York State Environmental Facilities Corp.	5.00%		06/15/2015	1,034,510
1,730,000	New York State Environmental Facilities Corp.	2.00%		11/15/2015	1,765,621
1,760,000	Niagara County New York Tobacco	5.00%		05/15/2024	2,016,150
2,830,000	Ohio Higher Educational Facility Commission Callable 12/01/2022 @ 100^	5.00%		12/01/2031	3,188,108
1,250,000	Palm Beach County Florida Health Corp. Callable 12/01/2024 @ 100^	5.00%		12/01/2031	1,386,625
2,000,000	Pennsylvania Economic Development Financing Revenue Bonds	5.00%		07/01/2015	2,073,640
3,000,000	Pennsylvania Turnpike Commission Callable 12/01/2024 @ 100^	5.00%		12/01/2038	3,297,180
3,000,000	Pennsylvania Turnpike Commission Callable 12/01/2024 @ 100^	5.00%		12/01/2044	3,356,220
1,025,000	Philadelphia - Water & Wastewater	5.25%		12/15/2014	1,034,348
1,000,000	Private Colleges & Universities Authority Callable 04/01/2024 @ 100^	5.00%		04/01/2044	1,080,460
1,810,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds First Subseries A-1	8.59%	~	08/01/2024	800,038
1,340,000	Rhode Island Clean Water Finance Agency - Water Pollution Control Series B	3.00%		10/01/2015	1,378,177
1,305,000	Sedgwick County Public Building Commission	5.00%		02/01/2015	1,326,454
4,000,000	Skagit County Washington Public Hospital District Callable 12/01/2023 @ 100^	5.00%		12/01/2037	4,188,480
2,000,000	Tobacco Settlement Financing Corp.	5.00%		06/01/2017	2,190,460
2,550,000	Tobacco Settlement Financing Corp. Louisiana Revenue Bonds	5.00%		05/15/2019	2,893,536
1,000,000	Tucson Arizona Water System Revenue Bonds	3.00%		07/01/2015	1,021,850
1,450,000	Wayne County Michigan Airport Callable 12/01/2024 @ 100^	5.00%		12/01/2039	1,648,665
1,000,000	Wisconsin Health & Educational Facilities Authority Callable 06/01/2022 @ 100^	5.00%		06/01/2032	1,090,250
1,090,000	Wisconsin Health & Educational Facilities Authority Callable 08/15/2023 @ 100^	5.00%		08/15/2043	1,140,838
					108,841,245
Total Municipal Bonds (Cost $206,137,914)					207,173,676

Shares
Short-Term Investments - 5.4%
Money Market Fund - 5.4%
11,718,878	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01% (Cost $11,718,878)#				11,718,878
Total Short-Term Investments (Cost $11,718,878)					11,718,878

Total Investments - 100.2% (Cost $217,856,792)					218,892,554
Liabilities in Excess of Other Assets - (0.2)%					(385,064)
TOTAL NET ASSETS - 100.0%					$218,507,490

^ Continuously callable with 30 days notice.
~ Zero coupon bond. Amount shown is yield to maturity as of September 30, 2014.
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments					$217,856,792
Gross unrealized appreciation					1,989,845
Gross unrealized depreciation					(954,083)
Net unrealized appreciation					$1,035,762

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscalyear’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$207,173,676	$-
Short-Term Investments	$11,718,878	$-	$-
Total Investments	$11,718,878	$207,173,676	$-

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 75.1%
Brazil - 3.9%
293,940	Cielo S.A.	4,783,017
434,600	Porto Seguro S.A.	5,060,198
		9,843,215
Chile - 5.0%
2,979,170	AFP Habitat S.A.	4,379,444
4,047,719	Aguas Andinas S.A.	2,342,524
345,740	Cia Cervecerias Unidas S.A.	3,806,073
1,220,368	Inversiones Aguas Metropolitan	1,864,107
		12,392,148
China - 5.9%
972,214	AAC Technologies Holdings, Inc.	5,633,185
766,500	China Mobile, Ltd.	8,969,966
2,631,898	Tianhe Chemicals Group*†^	144,054
		14,747,205
Finland - 2.0%
166,244	Nokian Renkaat	4,988,094
Hungary - 3.5%
518,236	OTP Bank PLC	8,774,654
Indonesia - 2.2%
23,146,100	Telekomunikasi Indonesia	5,544,696
Luxembourg - 1.7%
52,383	Millicom International Cellular	4,195,591
Malaysia - 2.4%
108,109	British American Tobacco Malayasia Berhad	2,319,953
635,690	Public Bank Berhad	3,662,146
		5,982,099
Morocco - 1.0%
190,909	Maroc Telecom S.A.	2,583,014
Philippines - 6.5%
5,956,761	Aboitiz Power Corp.	5,405,297
3,584,192	Metropolitan Bank & Trust	6,926,531
58,475	Philippine Long Distance Corp.	4,034,896
		16,366,724
Poland - 4.0%
37,153	Bank Pekao S.A.	2,172,244
54,107	Powszechny Zaklad Ubezpieczen S.A.	7,847,107
		10,019,351
Portugal - 0.1%
19,931	Jeronimo Martins SGPS S.A.	219,326
South Africa - 6.4%
1,534,976	Nampak, Ltd.	5,591,571
1,485,825	Sanlam, Ltd.	8,575,190
148,486	Shoprite Holding, Ltd.	1,838,484
		16,005,245
South Korea - 12.9%
87,694	KT&G Corp.	7,848,074
24,867	NCSoft Corp.	3,165,257
342,080	Nexen Tire Corp.	4,464,664
7,868	Samsung Electronics Co., Ltd.	8,812,219
178,625	SK Hynix, Inc.*	7,906,134
		32,196,348
Taiwan - 7.6%
60,000	eMemory Technology, Inc.	672,372
160,710	Formosa International Hotels	1,704,844
422,000	Merry Electronics Co.	1,960,641
5,217,000	Pou Chen Corp.	5,795,755
494,000	President Chain Store Corp.	3,541,956
1,345,000	Taiwan Semiconductor Manufacturing Co.	5,354,618
		19,030,186
Thailand - 0.6%
1,509,600	Samart Corp.	1,440,935
Turkey - 5.2%
1,756,310	Aksa Akrilik Kimya Sanayii†	5,289,710
2,033,598	Anadolu Hayat Emeklilik AS†	4,104,735
2,811,737	Turkiye Sise Ve Cam Fabrikalari	3,563,092
		12,957,537
United Arab Emirates - 4.2%
756,566	First Gulf Bank	3,859,394
1,666,921	National Bank Abu Dhabi†	6,557,946
		10,417,340
Total Common Stocks (Cost $186,123,021)		187,703,708

Preferred Stocks - 1.2%
Brazil - 1.2%
351,900	AES Tiete S.A.	3,034,873
Total Preferred Stocks (Cost $3,662,285)		3,034,873

Exchange Traded Funds - 8.4%
India - 8.4%
1,325,500	iShares MSCI India ETF (Singapore)†*	9,808,700
175,421	iShares India 50 ETF	5,201,233
199,490	iShares MSCI India ETF	6,056,516
Total Exchange Traded Funds (Cost $19,711,894)		21,066,449

Short-Term Investments - 14.8%
Money Market Funds - 14.8%
37,004,825	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	37,004,825
Total Short-Term Investments (Cost $37,004,825)		37,004,825

Total Investments - 99.5% (Cost $246,502,025)		248,809,855
Other Assets in Excess of Liabilities - 0.5%		1,290,585
NET ASSETS - 100.0%		$250,100,440

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.
† All or a portion of this security is considered illiquid. At September 30, 2014, the total market value of securities considered illiquid was $15,220,488 or 6.1% of net assets.
^ Security is fair valued under supervision of the Board of Trustees

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$246,688,147
Gross unrealized appreciation		22,694,986
Gross unrealized depreciation		(20,573,278)
Net unrealized appreciation		$2,121,708

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$28,793,309	$158,766,345	$144,054
Preferred Stocks	$3,034,873	$-	$-
Exchange Traded Funds	$21,066,449	$-	$-
Short-Term Investments	$37,004,825	$-	$-
Total Investments	$89,899,456	$158,766,345	$144,054

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 99.5%
Belgium - 5.1%
64,340	Anheuser-Busch InBev SA	7,135,207
47,078	UCB SA	4,265,908
		11,401,115
Denmark - 3.7%
210,988	DSV A/S	5,932,686
101,212	H. Lundbeck A/S	2,255,615
		8,188,301
Finland - 4.7%
170,836	Kone OYJ	6,839,515
75,366	Sampo OYJ	3,644,073
		10,483,588
France - 11.2%
96,531	Bureau Veritas SA	2,133,439
140,418	Edenred SA	3,460,062
119,204	Legrand SA	6,194,291
52,199	Pernod Ricard SA	5,907,957
66,119	Sanofi	7,476,159
		25,171,908
Germany - 11.7%
56,074	Bayer AG	7,802,080
7,648	Bertrandt AG	975,904
25,383	Gerry Weber International AG	999,620
33,003	Hugo Boss AG	4,114,284
481,459	Infineon Technologies AG	4,955,653
25,277	NORMA Group SE	1,053,360
107,780	ProSiebenSat.1 Media AG	4,272,995
46,090	United Internet AG	1,956,914
		26,130,810
Italy - 0.7%
40,892	DiaSorin SpA	1,532,940
Netherlands - 6.1%
47,946	ASML Holding NV	4,749,009
69,592	Heineken NV	5,197,441
267,223	ING Groep NV*	3,798,385
		13,744,835
Sweden - 13.1%
179,105	Alfa Laval AB	3,815,952
111,509	ASSA ABLOY AB	5,730,178
262,785	Atlas Copco AB	7,498,232
43,466	Axis Communications AB	1,179,082
176,411	Nordea Bank AB	2,286,887
214,604	SKF AB	4,467,694
249,072	Trelleborg AB	4,304,724
		29,282,749
Switzerland - 16.1%
522	BELIMO Holding AG	1,298,690
49,428	Cie Financiere Richemont SA	4,040,304
1,646	Daetwyler Holding AG	216,521
15,259	Geberit AG	4,918,174
1,114	Givaudan SA	1,775,715
2,478	INFICON Holding AG	755,314
98,348	Julius Baer Gruppe AG	4,394,899
10,881	Kuehne & Nagel International AG	1,371,044
934	LEM Holding SA	697,541
200	Lindt & Spruengli AG	997,955
13,553	Roche Holding, Ltd.	4,002,243
1,060	SGS SA	2,193,092
18,642	Tecan Trading AG	1,956,737
425,600	UBS AG	7,398,132
		36,016,361
United Kingdom - 27.1%
572,312	Booker Group	1,130,208
217,181	British American Tobacco PLC	12,238,202
291,245	Compass Group	4,697,520
146,574	Diageo PLC	4,227,480
195,097	Halma PLC	1,927,654
60,088	Intertek Group PLC	2,546,486
108,134	Jardine Lloyd Thompson Group PLC	1,705,672
297,319	Prudential PLC	6,609,763
86,053	Reckitt Benckiser Group PLC	7,439,894
325,941	Smith & Nephew PLC	5,482,831
112,091	Spectris PLC	3,274,615
71,771	Spirax-Sarco Engineering PLC	3,274,951
96,189	SuperGroup PLC*	1,764,836
31,907	Victrex PLC	828,022
103,513	WH Smith PLC	1,810,879
27,028	Whitbread PLC	1,816,158
		60,775,171
Total Common Stocks (Cost $231,024,967)		222,727,778

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
2,726,037	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	2,726,037
Total Short-Term Investments (Cost $2,726,037)		2,726,037

Total Investments - 100.7% (Cost $233,751,004)		225,453,815
Liabilities in Excess of Other Assets - (0.7)%		(1,664,364)
NET ASSETS - 100.0%		$223,789,451

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$234,033,784
Gross unrealized appreciation		11,662,156
Gross unrealized depreciation		(20,242,125)
Net unrealized depreciation		$(8,579,969)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$3,158,527	$219,569,251	$-
Short-Term Investments	$2,726,037	$-	$-
Total Investments	$5,884,564	$219,569,251	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 93.4%
39,595	Federal Home Loan Banks, Series SB-2016 Callable 12/25/2013 @ 100^	4.89%	12/23/2016	41,528
142,572	Federal Home Loan Banks, Series MI-2017^	4.78%	01/25/2017	150,844
20,000,000	FHLMC Gold, 3.5%, Due TBA October	3.50%	10/15/2044	20,414,842
307	FHLMC PC, Pool# G1-1357	5.50%	01/01/2018	326
1,204	FHLMC PC, Pool# E0-1488	5.00%	10/01/2018	1,272
597	FHLMC PC, Pool# C9-0242	6.00%	12/01/2018	673
14,221	FHLMC PC, Pool# G1-1778	5.50%	10/01/2020	15,446
365	FHLMC PC, Pool# G1-1924	5.50%	03/01/2021	399
1,224	FHLMC PC, Series CP0428, Pool# C9-0428	6.00%	03/01/2021	1,379
212	FHLMC PC, Pool# J0-1540	5.00%	04/01/2021	224
1,386	FHLMC PC, Pool# G1-2110	5.50%	06/01/2021	1,513
1,508	FHLMC PC, Pool# G1-2522	5.00%	02/01/2022	1,620
2,590	FHLMC PC, Pool# G1-2600	5.50%	03/01/2022	2,818
1,732	FHLMC PC, Pool# G1-2710	5.50%	07/01/2022	1,896
129	FHLMC PC, Pool# 84-5640#	2.24%	08/01/2023	137
26,549	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	28,715
58,114	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	62,340
11	FHLMC PC, Pool# C3-6309	7.00%	02/01/2030	12
94	FHLMC PC, Pool# G0-1317	7.00%	10/01/2031	111
20	FHLMC PC, Pool# C5-8701	7.00%	10/01/2031	21
56	FHLMC PC, Pool# G0-1391	7.00%	04/01/2032	64
216,798	FHLMC PC, Pool# 1B0889#	2.15%	05/01/2033	227,817
23,214	FHLMC PC, Pool# 1B-1275#	2.41%	10/01/2033	24,894
340,037	FHLMC PC, Pool# 1J0203#	2.22%	04/01/2035	358,428
1,990	FHLMC PC, Pool# A4-6671	5.00%	08/01/2035	2,199
2,206	FHLMC PC, Pool# G0-8079	5.00%	09/01/2035	2,437
13,985	FHLMC PC, Pool# 1B-3950#	5.42%	11/01/2035	14,526
102,309	FHLMC PC, Pool# 1L-1263#	2.38%	03/01/2036	109,406
12,888	FHLMC PC, Pool# 1J-1317#	2.38%	04/01/2036	13,801
5,912	FHLMC PC, Pool# 1G-2408#	1.99%	06/01/2036	6,233
15,455	FHLMC PC, Pool# 84-7625#	1.95%	07/01/2036	16,289
12,844	FHLMC PC, Pool# G0-2274	5.00%	07/01/2036	14,196
529	FHLMC PC, Pool# A5-9220	5.00%	04/01/2037	582
7,465	FHLMC PC, Pool# 1J-0573#	2.54%	08/01/2037	8,044
4,922	FHLMC PC, Pool# 1B-4292#	2.53%	09/01/2038	4,982
5,641,955	FHLMC PC, Pool# Q1-9823	3.50%	06/01/2043	5,767,980
4,927,050	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	5,195,852
2,666,534	FHLMC PC, Pool# Q2-5713	4.00%	04/01/2044	2,818,727
16,854,857	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	1,096,060
48,720	FHLMC REMIC, Series 2692	5.00%	12/15/2022	49,230
12,221,925	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	868,261
220,000	FHLMC REMIC, Series 3571	4.00%	09/15/2024	234,350
74,756	FHLMC REMIC, Series 3636	4.00%	08/15/2027	76,178
2,639,384	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	366,933
10,670,184	FHLMC REMIC, Series 4186~	3.00%	03/15/2033	1,762,831
3,885,912	FHLMC REMIC, Series 4309 ~	3.00%	08/15/2039	474,221
716,996	FHLMC REMIC, Series 3878	3.00%	04/15/2041	727,151
1,534,411	FHLMC REMIC, Series 4105#	0.55%	09/15/2042	1,532,664
127,144	FNMA, Pool# 745504#	5.13%	02/01/2016	132,700
3,021	FNMA, Pool# 576086	6.00%	03/01/2016	3,067
42,275	FNMA, Pool# 254089	6.00%	12/01/2016	43,932
296	FNMA, Pool# 555013	5.50%	11/01/2017	314
2,311	FNMA, Pool# 725544	5.50%	12/01/2017	2,446
13,653	FNMA, Pool# 763020	3.50%	08/01/2018	14,372
62,847	FNMA, Pool# 744697	4.50%	10/01/2018	66,504
17,085	FNMA, Pool# 725185	5.00%	02/01/2019	18,210
54,343	FNMA, Pool# 803941#	2.56%	11/01/2019	54,440
286,409	FNMA, Pool# 801904	4.50%	11/01/2019	308,138
16,201	FNMA, Pool# 255626	5.00%	03/01/2020	17,270
117	FNMA, Series 1990-105	6.50%	09/25/2020	125
76,357	FNMA, Pool# 970382	4.50%	03/01/2023	81,272
1,014	FNMA, Pool# 303585	7.00%	10/01/2025	1,178
114,205	FNMA, Pool# 256030	4.50%	11/01/2025	123,322
1,318	FNMA, Pool# 303713	6.50%	02/01/2026	1,513
14,115	FNMA, Pool# 539082	7.00%	08/01/2028	14,364
2,895	FNMA, Pool# 592751	7.00%	06/01/2031	3,098
26,288	FNMA, Pool# 625536	6.00%	01/01/2032	29,684
40,205	FNMA, Pool# 628837	6.50%	03/01/2032	45,546
1,020	FNMA, Pool# 555531	5.50%	06/01/2033	1,145
1,192	FNMA, Pool# 555591	5.50%	07/01/2033	1,338
53,149	FNMA, Pool# 748643#	1.93%	09/01/2033	56,115
1,291	FNMA, Pool# 555876	5.50%	10/01/2033	1,459
107,374	FNMA, Pool# 744805#	1.89%	11/01/2033	110,764
161,918	FNMA, Pool# 741373#	2.41%	12/01/2033	164,112
89,310	FNMA, Pool# 764342#	1.90%	02/01/2034	93,422
3,975	FNMA, Pool# 725424	5.50%	04/01/2034	4,463
142,521	FNMA, Pool# 780488#	1.89%	07/01/2034	143,647
45,115	FNMA, Pool# 796283	5.50%	12/01/2034	50,496
1,741	FNMA, Pool# 735022	5.50%	12/01/2034	1,951
13,860	FNMA, Pool# 735263#	2.17%	01/01/2035	14,859
6,351	FNMA, Pool# 821252#	1.99%	05/01/2035	6,725
1,409	FNMA, Pool# 255706	5.50%	05/01/2035	1,580
107	FNMA, Pool# 735580	5.00%	06/01/2035	118
131,547	FNMA, Pool# 836715#	2.36%	10/01/2035	132,165
172,312	FNMA, Pool# 836335#	5.34%	10/01/2035	174,115
9,096	FNMA, Pool# 851372#	2.38%	12/01/2035	9,603
221	FNMA, Pool# 849496	5.50%	12/01/2035	247
2,081	FNMA, Pool# 256022	5.50%	12/01/2035	2,329
42,049	FNMA, Pool# 848817	5.00%	01/01/2036	46,452
1,614	FNMA, Pool# 845341	5.50%	01/01/2036	1,806
2,433	FNMA, Pool# 256059	5.50%	01/01/2036	2,723
3,224	FNMA, Pool# 880371#	2.39%	02/01/2036	3,453
101,284	FNMA, Pool# 865849#	2.14%	03/01/2036	109,802
5,641	FNMA, Pool# 891332#	2.03%	04/01/2036	5,985
6,170	FNMA, Pool# 745480#	5.75%	04/01/2036	6,416
125,194	FNMA, Pool# 882017#	1.93%	05/01/2036	135,172
3,310	FNMA, Pool# 901006#	2.23%	09/01/2036	3,523
11,411	FNMA, Pool# 902188#	2.42%	11/01/2036	12,333
296	FNMA, Pool# 905690	5.50%	12/01/2036	329
108,506	FNMA, Pool# 888445#	3.30%	04/01/2037	116,649
32,988	FNMA, Pool# 888463#	5.81%	05/01/2037	35,202
600	FNMA, Pool# 960392	5.50%	12/01/2037	667
9,023	FNMA, Pool# 933628#	5.02%	07/01/2038	9,681
7,343	FNMA, Pool# 965185#	1.79%	09/01/2038	7,771
187,522	FNMA, Pool# AA7686	4.50%	06/01/2039	204,242
24,119	FNMA, Pool# AC4824#	3.48%	10/01/2039	25,894
1,736,572	FNMA, Pool# AE0881#	3.18%	02/01/2041	1,845,257
12,860	FNMA, Pool# AH4794	5.00%	02/01/2041	14,279
37,005	FNMA, Pool# AI1170	5.00%	04/01/2041	40,923
5,000,000	FNMA, 4%, Due TBA October	4.00%	10/15/2044	5,269,453
18,054	FNMA, Pool# AR1150	3.00%	01/01/2043	17,846
7,710,329	FNMA, Pool# AS1320	4.00%	12/01/2043	8,160,300
9,428,944	FNMA, Pool# AV2385	4.00%	01/01/2044	9,976,818
4,504,521	FNMA, Pool# AS3391	4.00%	05/01/2044	4,758,593
7,396,587	FNMA, Pool# AS2385	4.00%	05/01/2044	7,817,028
6,620,941	FNMA, Pool# AW1237	4.00%	05/01/2044	6,997,313
5,029,099	FNMA, Pool# AV2159	4.00%	06/01/2044	5,316,703
9,940,004	FNMA, Pool# AS2719	4.00%	06/01/2044	10,505,027
5,635,621	FNMA, Pool# AS3037	3.50%	08/01/2044	5,774,830
2,152,940	FNMA, Pool# AX0767	4.00%	08/01/2044	2,275,326
4,894,369	FNMA, Pool# AX2763	4.00%	09/01/2044	5,171,844
1,046,306	FNMA, Pool# AX3142	5.00%	09/01/2044	1,160,529
482,629	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	507,544
17,147	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	17,373
1,225,000	FNMA REMIC Trust, Series 2011-18	4.00%	10/25/2025	1,254,828
5,938,447	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	588,387
401,201	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	52,017
5,153,725	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	629,482
18,068,107	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	2,026,759
13,702,099	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	1,761,760
15,066,075	FNMA REMIC Trust, Series 2013-45~	3.00%	05/25/2033	2,459,002
2,412,981	FNMA REMIC Trust, Series 2012-96#	0.45%	07/25/2041	2,410,294
738,704	FNMA REMIC Trust, Series 2012-10#	0.70%	02/25/2042	746,918
3,883,481	FNMA REMIC Trust, Series 2012-15#	0.70%	03/25/2042	3,927,718
2,493,594	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	351,122
12,237,110	FNMA REMIC Trust, Series 2013-20~	3.50%	11/25/2042	1,853,679
20,770	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	22,114
7,077	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	7,536
42,464	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	45,943
23,090	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	24,745
26,938	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	28,977
5,000,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	1.81%	04/25/2024	4,860,842
33	GNMA, Pool# 180963X	9.50%	11/15/2016	33
986	GNMA, Pool# 781403X	6.00%	02/15/2017	1,024
201	GNMA, Pool# 198708X	9.50%	04/15/2017	204
757	GNMA, Pool# 250287X	8.00%	09/15/2017	761
33,896	GNMA, Pool# 595167X	5.50%	11/15/2017	35,658
16,703	GNMA, Pool# 552929X	5.00%	12/15/2017	17,659
3,245	GNMA, Pool# 607669X	5.00%	02/15/2018	3,450
11,044	GNMA, Pool# 594102X	4.50%	09/15/2018	11,592
13,436	GNMA, Pool# 780576X	7.00%	12/15/2022	15,306
58,653	GNMA, Pool# 723460X	4.00%	12/15/2024	62,288
1,925	GNMA, Pool# 780195X	8.00%	07/15/2025	2,261
18,251	GNMA, Pool# 487110	6.50%	04/15/2029	21,229
365	GNMA, Pool# 536231X	9.00%	07/15/2030	367
5,469	GNMA, Pool# 571166	7.00%	08/15/2031	5,682
6,993	GNMA, Pool# 004017M	6.00%	08/20/2037	7,989
5,455	GNMA, Pool# 565240X	6.50%	09/15/2037	6,275
6,456	GNMA, Pool# 676322X	7.00%	09/15/2037	7,416
18,514	GNMA, Pool# 646058X	6.00%	11/15/2037	20,888
662,976	GNMA, Pool# 082512M#	1.63%	04/20/2040	690,705
18,989	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	19,725
21,357,224	GNMA REMIC Trust, Series 2013-170~	2.50%	05/16/2028	1,778,813
1,808,957	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	168,983
10,252	GNMA REMIC Trust, Series 2010-159	2.16%	01/16/2033	10,269
1,840	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	1,935
38,217	GNMA REMIC Trust, Series 2011-6	2.20%	01/16/2035	38,256
238,616	GNMA REMIC Trust, Series 2010-32	3.00%	03/20/2036	241,976
1,230,000	GNMA REMIC Trust, Series 2010-124	2.72%	05/16/2037	1,246,876
22,444	GNMA REMIC Trust, Series 2010-2	4.00%	01/20/2038	23,554
640,728	GNMA REMIC Trust, Series 2006-63	5.01%	03/16/2038	655,193
10,064,177	GNMA REMIC Trust, Series 2012-65~	3.00%	07/20/2039	1,237,644
13,988,195	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	1,859,933
1,381,286	GNMA REMIC Trust, Series 2011-121#	0.55%	03/16/2043	1,369,865
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	700,243
9,500,000	GNMA REMIC Trust, Series 2014-104	3.50%	07/16/2044	9,322,968
715,000	GNMA REMIC Trust, Series 2011-126	2.65%	01/16/2045	724,102
6,867,000	GNMA REMIC Trust, Series 2013-85#	2.86%	02/16/2049	5,966,156
8,000,000	GNMA REMIC Trust, Series 2013-73#	2.70%	10/16/2052	7,054,804
8,000,000	GNMA REMIC Trust, Series 2014-01	3.29%	03/16/2054	8,076,232
4,823,897	PHLMC PC, Pool# Q2-8135	4.00%	08/01/2044	5,087,072
13,521,118	PHLMC PC, Pool# Q2-8300	3.50%	09/01/2044	13,869,280
Total Mortgage Backed Securities (Cost $205,462,785)				204,204,475

Local Government Housing Agency Bonds - 11.5%
2,235,000	Delaware State Housing Authority Callable 1/1/2021 @ 100^	2.75%	12/01/2041	2,157,244
7,913,302	Illinois Housing Development Authority Callable 1/1/2023 @ 100^	2.75%	06/01/2043	7,435,734
7,120,620	Minnesota Housing Finance Agency Callable 1/1/2023 @ 100^	2.70%	09/01/2041	6,903,868
1,205,000	Missouri Housing Development Commission Callable 11/1/2019 @ 100^	2.65%	11/01/2040	1,150,775
7,830,859	Virginia State Housing Development Authority Homeownership Tax Mortgage Bonds	3.25%	08/25/2042	7,572,441
Total Local Government Housing Agency Bonds (Cost $24,545,073)				25,220,062

Asset Backed Securities - 0.5%
1,120,070	SLM Student Loan Trust 2007-1, Series 2007-1#	0.29%	01/25/2022	1,116,480
Total Asset Backed Securities (Cost $1,114,585)				1,116,480

Short-Term Investments - 17.3%
Money Market Funds - 17.3%
37,946,660	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#			37,946,660
Total Short-Term Investments (Cost $37,946,660)				37,946,660

Total Investments - 122.7% (Cost $269,069,103)				268,487,677
Liabilities in Excess of Other Assets - (22.7)%				(49,755,623)
NET ASSETS - 100.0%				$218,732,054

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of September 30, 2014.
* Annualized seven-day yield as of September 30, 2014.
~ Interest Only Security

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments				$269,069,103
Gross unrealized appreciation				1,536,778
Gross unrealized depreciation				(2,118,204)
Net unrealized depreciation				$(581,426)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3

Mortgage Backed Securities	$-	$204,204,475	$-
Local Government Housing Agency Bonds	$-	$25,220,062	$-
Asset Backed Securities	$-	$1,116,480	$-
Short-Term Investments	$37,946,660	$-	$-
Total Investments	$37,946,660	$230,541,017	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.3%
Japan - 89.3%
Consumer Discretionary - 24.9%
251,100	Adastria Holdings Co., Ltd.	4,896,037
128,800	Aeon Delight Co., Ltd.	3,131,610
353,300	Aisan Industry Co., Ltd.	2,781,752
205,356	Aisin Seiki Co., Ltd.	7,412,213
129,400	Artnature, Inc.	3,508,486
178,600	Avex Group Holdings, Inc.	2,707,619
97,900	Cookpad, Inc.	3,144,059
117,200	Cyber Agent, Inc.	4,115,751
174,750	Daihatsu Motor Co., Ltd.	2,773,009
162,600	DaikyoNishikawa Co.	4,457,855
231,900	Denso Corp.	10,698,999
90,500	Don Quijote Holdings Co., Ltd.	5,193,561
11,400	Doshisha Co., Ltd.	195,513
205,100	Doutor Nichires Holdings Co., Ltd.	3,250,209
161,600	En-Japan, Inc.	3,139,061
272,400	Exedy Corp.	6,900,055
310,900	Fuji Heavy Industries, Ltd.	10,299,085
154,890	FUJIFILM Holdings Corp.	4,759,320
437,500	Funai Electric Co., Ltd.	4,489,351
115,600	Gendai Agency, Inc.	713,100
61,200	H.I.S. Co., Ltd.	1,633,244
710,400	Honda Motor Co., Ltd.	24,373,708
341,420	Honeys Co., Ltd.	3,602,053
67,400	Hoshizaki Electric Co., Ltd.	3,145,158
243,200	Iida Group Holdings Co., Ltd.	2,974,708
424,840	Isuzu Motors, Ltd.	6,008,253
85,000	Kakaku.com., Inc.	1,207,328
1,668,000	Kayaba Industry Co., Ltd.	7,511,840
404,000	Keihin Corp.	5,342,417
24,200	Kuroda Electric Co., Ltd.	354,893
697,500	Mitsubishi Motors Corp.	8,460,667
22,600	Musashi Seimitsu Industry Co., Ltd.	447,482
66,100	Nintendo Co., Ltd.	7,200,164
777,680	Nippon Television Holdings, Inc.	11,864,405
46,100	Nippon View Hotel Co., Ltd.	710,783
469,900	Nishimatsuya Chain Co., Ltd.	3,671,189
311,400	Pal Co., Ltd.	8,454,979
128,000	Proto Corp.	1,865,716
999,510	Rakuten, Inc.	11,505,823
16,630	Ryohin Keikaku Co., Ltd.	1,982,724
67,500	Shimamura Co.	6,205,476
454,310	Sumitomo Electric Industries, Ltd.	6,725,521
348,843	Tachi-S Co., Ltd.	5,052,328
109,700	Takata Corp.	2,490,338
254,900	Tenma Corp.	3,709,609
346,400	Tokai Rika Co., Ltd.	7,329,129
106,300	Topre Corp.	1,512,210
2,593,380	Toshiba Corp.	12,038,947
440,200	Toyoda Gosei Co., Ltd.	8,593,430
641,700	Toyota Boshoku Corp.	6,730,057
161,080	Toyota Industries Corp.	7,792,677
74,900	Tri-Stage, Inc.	870,501
321,180	TS Tech Co., Ltd.	7,811,400
615,500	TV Asahi Holdings Corp.	9,706,557
109,900	West Holdings Corp.	1,191,719
275,900	Xebio Co., Ltd.	4,186,093
160,300	Yamazen Corp.	1,256,268
140,600	Yondoshi Holdings, Inc.	2,815,929
		296,902,368
Consumer Staples - 2.2%
153,480	Asahi Group Holdings, Ltd.	4,439,590
184,300	Cawachi, Ltd.	3,156,420
535,400	Kirin Holdings Co., Ltd.	7,103,013
35,400	Pigeon Corp.	2,005,925
71,200	Pola Orbis Holdings, Inc.	2,793,696
130,700	Tsuruha Holdings, Inc.	7,269,894
		26,768,538
Energy - 2.2%
1,030,140	Inpex Corp.	14,564,199
240,600	Japan Petroleum Exploration Co.	9,236,345
109,100	MODEC, Inc.	2,855,142
		26,655,686
Financials - 15.4%
611,800	Dai-ichi Life Insurance Co., Ltd.	9,088,097
936,000	Eighteenth Bank, Ltd.	2,592,884
652,000	Higashi-Nippon Bank, Ltd.	1,651,896
196,300	IBJ Leasing Co., Ltd.	4,569,640
218,700	Ichiyoshi Securities Co., Ltd.	2,620,976
331,000	Jaccs Co., Ltd.	1,842,179
803,800	Kenedix, Inc.	3,467,720
80,600	Kyokuto Securities Co., Ltd.	1,319,492
1,730,400	Leopalace 21 Corp.	9,505,365
446,730	Mitsubishi Estate Co., Ltd.	10,068,089
6,021,340	Mitsubishi UFJ Financial Group, Inc.	33,934,556
1,022,500	Mitsubishi UFJ Lease & Finance Co., Ltd.	5,347,508
515,000	Oita Bank, Ltd.	1,940,842
464,000	Pocket Card Co., Ltd.	2,802,549
6,046,000	Shinsei Bank, Ltd.	12,977,016
489,710	Sony Financial Holdings, Inc.	7,920,989
631,630	Sumitomo Mitsui Financial Group, Inc.	25,735,444
1,712,630	T&D Holdings, Inc.	22,007,041
580,000	Tochigi Bank, Ltd.	2,273,602
289,260	Tokio Marine Holdings, Inc.	8,975,044
312,000	Tokyo Tomin Bank, Ltd.	3,734,648
457,000	Yamanashi Chuo Bank, Ltd.	2,005,415
253,400	Zenkoku Hosho Co., Ltd.	7,079,492
		183,460,484
Health Care - 5.5%
84,000	Asahi Intecc Co., Ltd.	3,845,272
176,900	CMIC Holdings Co., Ltd.	3,181,018
558,600	Daiichi Sankyo Co., Ltd.	8,777,855
226,200	Eisai Co., Ltd.	9,149,378
113,300	Message Co., Ltd.	3,890,336
135,000	Nippon Shinyaku Co., Ltd.	4,085,752
525,232	Shionogi & Co., Ltd.	12,054,381
486,000	Takeda Pharmaceutical Co., Ltd.	21,127,595
		66,111,587
Industrials - 12.1%
146,500	Amada Co., Ltd.	1,396,736
171,400	Asahi Diamond Industrial Co., Ltd.	2,481,757
202,000	Chiyoda Corp.	2,233,813
230,000	Daifuku Co., Ltd.	2,707,668
269,600	Denyo Co., Ltd.	3,676,414
966,500	DMG Mori Seiki Co.	12,383,465
63,100	Eagle Industry Co., Ltd.	1,281,968
392,400	Fuji Machine Manufacturing Co., Ltd.	3,773,373
141,200	Futaba Corp.	2,121,614
146,500	Glory, Ltd.	4,135,362
442,400	Hino Motors, Ltd.	6,190,617
221,900	Hisaka Works, Ltd.	2,090,054
506,500	Hitachi Chemical Co., Ltd.	8,996,526
510,010	Hitachi Metals, Ltd.	9,192,716
690,600	Hosiden Corp.	3,741,254
1,045,000	IHI Corp.	5,415,549
184,900	Jamco Corp.	4,103,950
1,374,000	Japan Steel Works, Ltd.	5,520,403
648,000	Kawasaki Heavy Industries, Ltd.	2,590,728
538,000	Kubota Corp.	8,518,359
1,521,550	Makino Milling Machine Co., Ltd.	11,259,608
2,143,659	Mitsui O.S.K. Lines, Ltd.	6,849,260
190,400	Moshi Moshi Hotline, Inc.	1,805,745
287,100	Nikkiso Co., Ltd.	3,164,629
645,000	Sanwa Holdings Corp.	4,586,470
188,980	Star Micronics Co., Ltd.	2,778,067
70,600	THK Co., Ltd.	1,759,279
221,200	Tomoe Engineering Co., Ltd.	3,900,685
996,000	Toshiba Machine Co., Ltd.	4,542,698
176,000	Tsubakimoto Chain Co.	1,452,351
516,600	Ushio, Inc.	5,460,592
86,400	Zuiko Corp.	4,392,461
		144,504,171
Information Technology - 15.9%
47,400	Alpha Systems, Inc.	691,577
690,910	Anritsu Corp.	5,264,246
448,400	Canon, Inc.	14,589,114
133,400	Dai-ichi Seiko Co., Ltd.	2,532,999
2,332,000	Dainippon Screen Manufacturing Co., Ltd.	11,910,700
418,200	DeNA Co., Ltd.	5,316,752
153,800	Digital Garage, Inc.	2,348,849
34,800	DTS Corp.	728,975
567,966	Ferrotec Corp.	3,341,390
2,282,000	Fujitsu, Ltd.	14,044,730
509,700	GREE, Inc.	3,475,386
209,500	Infomart Corp.	3,600,656
102,500	Internet Initiative Japan, Inc.	2,058,726
158,000	Itochu Techno-Solutions Corp.	6,641,027
142,700	Japan Digital Laboratory Co., Ltd.	2,641,646
773,200	Japan Display, Inc.	3,726,679
158,800	Melco Holdings, Inc.	3,031,126
311,400	Mimasu Semiconductor Industry Co., Ltd.	2,793,115
168,100	Miraial Co., Ltd.	2,766,423
312,800	Mitsubishi Electric Corp.	4,169,996
953,300	Mitsumi Electric Co., Ltd.	6,903,336
117,200	Mobile Create Co., Ltd.	904,207
640,200	NET One Systems Co., Ltd.	3,698,285
720,700	Nichicon Corp.	5,179,877
169,900	Nippon Ceramic Co., Ltd.	2,534,841
146,300	NSD Co., Ltd.	2,302,977
173,700	OBIC Co., Ltd.	6,216,283
172,900	Outsourcing, Inc.	2,672,529
141,000	Rohm Co., Ltd.	8,878,067
264,000	Sanken Electric Co.	2,216,242
184,200	SCSK Corp.	4,953,736
379,300	Shinkawa, Ltd.	1,874,795
1,003,200	Shinko Electric Industries Co., Ltd.	7,310,216
66,700	SoftBank Corp.	4,658,921
229,500	SUMCO Corporation	2,782,969
58,300	TDK Corp.	3,261,316
331,800	Tokyo Seimitsu Co., Ltd.	5,580,140
1,018,200	Yahoo! Japan Corp.	3,870,133
277,900	Yaskawa Electric Corp.	3,776,582
993,000	Yokogawa Electric Corp.	13,056,211
113,600	Zuken, Inc.	1,145,943
		189,451,718
Materials - 9.4%
358,000	Aichi Steel Corp.	1,315,002
212,800	Chubu Steel Plate Co., Ltd.	1,191,432
242,000	Fujimi, Inc.	3,424,113
453,580	JSR Corp.	7,915,809
1,121,000	Kobe Steel, Ltd.	1,820,471
93,200	Maruichi Steel Tube, Ltd.	2,288,672
2,200,000	Mitsubishi Gas Chemical Co., Inc.	14,026,622
4,383,000	Mitsubishi Materials Corp.	14,181,657
2,969,000	Mitsui Chemicals, Inc.	8,263,475
142,600	Neturen Co., Ltd.	1,056,164
196,000	Nippon Shokubai Co., Ltd.	2,185,287
187,000	Nitto Denko Corp.	10,239,408
87,800	NOK Corp.	2,015,615
71,800	Osaka Titanium Technologies Co., Ltd.	1,617,046
1,562,000	Sumitomo Bakelite Co., Ltd.	6,126,156
360,800	Tokai Rubber Industries, Ltd.	3,190,476
218,350	Tokyo Ohka Kogyo Co., Ltd.	5,778,811
1,240,700	Tokyo Steel Manufacturing Co., Ltd.	6,548,325
308,000	Toyo Kohan Co., Ltd.	1,668,947
1,011,000	Ube Industries, Ltd.	1,612,178
426,600	Yamato Kogyo Co., Ltd.	14,239,456
280,000	Yodogawa Steel Works, Ltd.	1,146,209
		111,851,331
Telecommunication Services - 1.6%
184,320	KDDI Corp.	11,087,997
122,020	Nippon Telegraph & Telephone Corp.	7,566,983
		18,654,980
Utilities - 0.1%
206,600	Shizuoka Gas Co., Ltd.	1,374,853
Total Common Stocks (Cost $1,047,070,019)		1,065,735,716

Real Estate Investment Trusts - 0.5%
Japan - 0.5%
615	Daiwa Office Investment Corp.	3,321,686
2,768	GLP J-REIT	3,198,792
Total Real Estate Investment Trusts (Cost $5,889,535)		6,520,478

Mutual Funds - 0.2%
Japan - 0.2%
161,850	Nomura AM TOPIX ETF	1,996,654
Total Mutual Funds (Cost $1,999,126)		1,996,654

Short-Term Investments - 6.8%
Money Market Funds - 6.8%
81,112,223	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	81,112,223
Total Short-Term Investments (Cost $81,112,223)		81,112,223

Total Investments - 96.8% (Cost $1,136,070,903)		1,155,365,071
Other Assets in Excess of Liabilities - 3.2%		38,551,324
NET ASSETS - 100.0%		$1,193,916,395

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$1,150,298,310
Gross unrealized appreciation		97,916,941
Gross unrealized depreciation		(92,850,180)
Net unrealized appreciation		$5,066,761

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Forward Currency Exchange Contracts
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following outstanding contracts as of September 30, 2014:

Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation
Japanese Yen	1,648,033,000	U.S. Dollars	15,042,919	12/17/2014	Barclays Capital	$406,082
Japanese Yen	9,940,060,000	U.S. Dollars	93,054,898	12/17/2014	Deutsche Bank AG	2,512,010
Japanese Yen	106,348,803,000	U.S. Dollars	997,938,443	12/17/2014	JP Morgan Chase	26,939,268
						$29,857,360
Futures Contracts - Long
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following open long futures contracts as of September 30, 2014:

			Contracts	Expriation Date	Notional Value	Unrealized Appreciation
TOPIX Index Futures Contracts			510	December 15, 2014	$61,683,611	$1,404,509

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1		Level 2		Level 3

Common Stocks	$710,783		$1,065,024,933		$-
Real Estate Investment Trusts	$-		$6,520,478		$-
Mutual Funds	$1,996,654		$-		$-
Short-Term Investments	$81,112,223		$-		$-
Total Investments	$83,819,660		$1,071,545,411		$-
Forward Currency Exchange Contracts	$-		$29,857,360	*	$-
Future Contracts	$1,404,509	*	$-		$-

* Unrealized Appreciation

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title) /s/ David M. Churchill
                     David M. Churchill, President

Date 11/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                   David M. Churchill, President

Date 11/26/2014

By (Signature and Title)* /s/ Jason T. Meix
   Jason T. Meix, Treasurer

Date 11/26/2014

* Print the name and title of each signing officer under his or her signature.